Securities Act File No. 333-122917

ICA No. 811- 21720

As filed with the Securities and Exchange Commission on February 2 8, 2008

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                    [ X ]

                                                                        Pre-Effective Amendment No.

    [     ]

                                                                Post-Effective Amendment No.    39 _

    [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    [ X ]

                                                                            Amendment No.     40 _

(Check Appropriate Box or Boxes)

Northern Lights Fund Trust

(Exact Name of Registrant as Specified in Charter)

450 Wireless Blvd.

Hauppauge, NY  11788

Attention:  Michael Miola

 (Address of Principal Executive Offices)(Zip Code)

(631) 470-2600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 312 Walnut Street, Suite 1400 Cincinnati, Ohio 45202 513-352-6725 (phone) 513-241-4771 (fax)	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2616

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

( )

immediately upon filing pursuant to paragraph (b).

( )

on (date) pursuant to paragraph (b).

( )

60 days after filing pursuant to paragraph (a)(1).

( )

on (date) pursuant to paragraph (a)(1).

( )

75 days after filing pursuant to paragraph (a)(2).

( X )

on April 27, 2008 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

( )     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ARROW DWA TACTICAL FUND

ARROW DWA BALANCED FUND

ARROW ALTERNATIVE SOLUTIONS FUND

CLASS A SHARES

ADVISOR CLASS SHARES

PROSPECTUS   XXX, 2008

This Prospectus provides important information about the Funds that you should know before investing.  Please read it carefully and keep it for future reference.

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

www.arrowfunds.com 1-877-277-6933 (1-877-ARROW-FD)

About Arrow Funds

Arrow Funds offers targeted portfolio solutions for the ever-changing capital markets. Arrow Investment Advisors, LLC, the Funds' investment advisor, focuses on creating value for our shareholders by offering investment strategies that seek to enhance returns and mitigate risk. Arrow Investment Advisors, LLC believes that asset management is in the midst of profound evolution. Forward-thinking advisors and savvy investors have learned that making the most of today’s markets demands a rare combination of intelligence, instinct and innovation. Arrow Funds attempt to brings this combination to its distinctive portfolio of investment products. We look forward to putting our targeted solutions to work for you.

WHO MAY WANT TO INVEST IN ARROW FUNDS?

ARROW DWA TACTICAL FUND

RISK/RETURN SUMMARY

PERFORMANCE

FEES AND EXPENSES

ARROW DWA BALANCED FUND

RISK/RETURN SUMMARY

PERFORMANCE

FEES AND EXPENSES

ARROW ALTERNATIVE SOLUTIONS FUND

RISK/RETURN SUMMARY

PERFORMANCE

FEES AND EXPENSES

ADDITIONAL INFORMATION ABOUT ARROW DWA FUND SERIES, INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

ADDITIONAL INFORMATION ABOUT ARROW ALTERNATIVE SOLUTIONS FUND INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

MANAGEMENT OF THE FUNDS

NET ASSET VALUE

HOW TO PURCHASE SHARES

REDEMPTIONS

EXCHANGING SHARES

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

MARKET TIMING

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

Who may want to Invest in Arrow Funds?

Arrow
Alternative
Solutions Fund
Arrow
DWA Balanced
Fund
Arrow
DWA Tactical
Fund
RISK / RETURN
TARGET
Lower
Higher

Arrow / Dorsey Wright Associates (DWA) Fund Series

Arrow DWA Tactical Fund

•

Designed for investors who have an investment time horizon of at least five years

•

A fund that has flexibility to narrow its focus by investing among a wide range of asset classes, rotation strategies and ETFs

•

An actively managed alternative to strategic asset allocation funds, target maturity funds and life cycle funds that fall into the global asset allocation category

Arrow DWA Balanced Fund

•

Designed for investors who have an investment time horizon of three to five years

•

A fund that offers broad diversification by investing in a wide range of asset classes, rotation strategies and ETFs

•

An actively managed alternative to strategic asset allocation funds, target maturity funds and life cycle funds that falls into the moderate allocation category

Common traits of the Arrow/DWA Fund Series:

o

Risk management through diversification among asset classes, tactical asset allocation and strict buy and sell disciplines exclusively based on technical analysis

o

Exposure to alternative or specialty assets such as commodities and treasury inflation-protected securities (TIPS) that can potentially enable investors to be less reliant on fixed income investments for reducing volatility and equities for increasing returns

o

A fund that is managed based on objective technical indicators and responds to inevitable changes in the market

o

A fund that offers smaller investment accounts access to DWA money management

Arrow Alternative Solutions Fund

•

Designed for investors whose investment horizon is at least three years

•

An actively managed alternative asset allocation fund that falls into the long/short category and seek one or more of the following:

o

The risk tolerance of traditional fixed income or conservative mutual funds is desired, but such funds’ lack of diversification, high concentration in fixed income securities, historically low returns and vulnerability to rising interest rates are concerns

o

“Funds of funds” or hedge funds are desired, but such funds’ manager selection risk, high fees, investor accreditation rules, lack of transparency and liquidity are concerns

o

Alternative strategies’ targeted risk levels, lack of correlation to traditional markets, focus on absolute returns, potentially higher risk/reward ratio (Sharpe Ratio), or relatively consistent level of risk and return over entire market cycles are desired

ARROW DWA TACTICAL FUND

RISK/RETURN SUMMARY

The Arrow DWA Tactical Fund is a series of Northern Lights Fund Trust. Arrow Investment Advisors, LLC (the "Advisor") is the Fund's investment advisor.  Dorsey, Wright & Associates, Inc. (“DWA”) is the Fund's investment sub-advisor.  This section briefly describes the investment objective, principal investment strategies, and principal risks of the Fund.

Investment Objective

The investment objective of the Fund is to achieve long-term capital appreciation with capital preservation as a secondary objective. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies

The Fund is a "fund of funds," which means that it primarily invests in exchange traded funds ("ETFs") and other types of investment companies.  DWA uses technical analysis to allocate the Fund's portfolio among four market segments:

•

U.S. Equity, including sector ETFs such as consumer goods, energy and healthcare as well as style ETFs such as large cap growth and small cap value, and;

•

International Equity, including country ETFs such as Japan and Sweden; and

•

Fixed Income, such as Treasury or corporate bond ETFs; and

•

Alternative Assets, such as commodity and real estate investment trust ETFs

Technical analysis is the method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices.

The Fund will invest in ETFs within specific market segments when DWA’s technical models indicate a high probability that the applicable market segments and ETFs are likely to outperform the applicable universe.  The Fund will sell interests or reduce investment exposure among a market segment or ETF when DWA's technical models indicate that such market or ETF are likely to underperform the applicable universe.

The Fund may be heavily invested in fixed-income ETFs, cash positions and similar securities when DWA’s technical models indicate these assets should significantly outperform the equity and/or alternative market segments. The alternative asset market segment refers to investments that are historically non-correlated to either equity or fixed income investments.  The Fund has fewer investment constraints than the Arrow DWA Balanced Fund, allowing flexibility to narrow its focus by investing among a wide range of asset classes, rotation strategies and ETFs.

The Fund will invest, under normal circumstances:

•

at least 15% and no more than 95% in all equity securities, including  ETFs that invest in domestic and international equity securities;

•

from  0% to no more than 50% of its net assets in fixed income securities of any credit quality, including ETFs that invest in fixed income securities; and

•

at least 5% and no more than 40% of its net assets in alternative assets, including ETFs that invest in alternative assets.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.

•

Non-Diversification Risk:  The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•

Management Style Risks:  The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to DWA’s allocation of the Fund’s assets. DWA’s objective judgments, based on their investment strategy, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that DWA’s investment strategy will produce the desired results.

•

Risks Associated with Investing in ETFs and Other Investment Companies:  The Fund invests in ETFs and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. Additional risks of investing in Underlying Funds are described below:

•

Underlying Fund Strategies:  Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.

•

Tracking Risks:  Investment in the Fund should be made with the understanding that the ETFs and other Underlying Funds in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other Underlying Funds in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs or Underlying Funds may, from time to time, temporarily be unavailable, which may further impede the ETFs' and Underlying Funds ability to track their applicable indices.

•

Risks Related to ETF Net Asset Value and Market Price:  The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

•

Portfolio Turnover Risks:  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.  The Fund’s expected annual turnover rate is 50% - 150%.

•

Issuer-Specific Risks:  The value of a specific security or an Underlying Fund can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•

Market Risk:  The net asset value of the Fund will fluctuate based on changes in the value of the securities in which the Fund invests. The Fund invests in equity securities, which are more volatile and carry more risk than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

•

Fixed Income Risks. When the Fund invests in Underlying Funds that own bonds, or in this type of security directly, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.  Other risk factors include credit risk, maturity risk, market risk, extension risk, illiquid security risks, foreign securities risk, prepayment risk and investment-grade securities risk. These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.  In addition, Underlying Funds may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

•

Sector Risks. Another area of risk involves the potential focus of the Fund’s assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may invest, directly or indirectly, will vary.

Please refer to the section below entitled “Arrow DWA Series, Additional Information about Investments, Investment Techniques and Risks” for more details regarding risk factors that you should consider before investing.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the  Fund.  Shareholder Fees are those paid directly from your investment and may include sales loads or redemption fees.  Fund shares are front-end or back-end load free, so you generally will not pay any shareholder fees when you buy or sell shares of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees  (fees paid directly from your investment)

	Class A Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of redemption proceeds) (1)	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None
Redemption Fee (as a percentage of amount redeemed)(2)	1.00%	1.00%

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Class A Shares	Advisor Class Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) and/or Shareholder Servicing Fees	0.25%	1.00%
Other Expenses (3)	0.40%	0.40%
Acquired Funds Fees and Expenses(4)	0.35%	0.35%
Total Annual Fund Operating Expenses	2.00%	2.75%

__________

(1)

The Fund charges a maximum deferred sales charge of 1.00% on purchases over $1 million that are redeemed within 18 months of purchase, where the maximum sales charge of 5.75% was waived at the time of purchase.

(2)

The Fund charges a fee of 1.00% on redemptions of shares held less than 30 days.  Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. A redemption fee will not be charged on involuntary redemptions. There is a $15 wire transaction fee for redemptions made by wire.

(3)

These expenses, which include custodian, transfer agency, shareholder servicing and other customary fund expenses, re based on estimated amounts for the Fund’s current fiscal year.

(4)

These expenses are based on estimated amounts for the Fund’s current fiscal year..

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same (except for the first year which reflects the Advisor’s fee waivers).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	XXX	XXX	XXX	XXX
Advisor Class Shares	XXX	XXX	XXX	XXX

The maximum sales charge of 5.75% is included in the Class A share expense calculations.

ARROW DWA BALANCED FUND

RISK/RETURN SUMMARY

The Arrow DWA Balanced Fund is a series of Northern Lights Fund Trust. Arrow Investment Advisors, LLC (the "Advisor") is the Fund's investment advisor.  Dorsey, Wright & Associates, Inc. (“DWA”) is the Fund's investment sub-advisor.  This section briefly describes the investment objective, principal investment strategies, and principal risks of the Fund.

Investment Objective

The investment objective of the Fund is to achieve an appropriate balance between long-term capital appreciation and capital preservation. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval upon 60 days written notice to shareholders.

Principal Investment Strategies

The Fund is a "fund of funds," which means that it primarily invests in exchange traded funds ("ETFs") and other types of investment companies.  DWA uses technical analysis to allocate the Fund's portfolio among four market segments:

•

U.S. Equity, including sector ETFs such as consumer goods, energy and healthcare as well as style ETFs such as large cap growth and small cap value, and;

•

International Equity, including country ETFs such as Japan and Sweden; and

•

Fixed Income, such as Treasury or corporate bond ETFs; and

•

Alternative Assets, such as commodity and real estate investment trust ETFs

Technical analysis is the method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices.

The Fund will invest in ETFs within specific market segments when DWA’s technical models indicate a high probability that the applicable market segments and ETFs are likely to outperform the applicable universe.  The Fund will sell interests or reduce investment exposure among a market segment or ETF when DWA's technical models indicate that such market or ETF are likely to underperform the applicable universe.

The Fund may be heavily invested in fixed-income ETFs, cash positions and similar securities when DWA’s technical models indicate these assets should significantly outperform the equity and/or alternative market segments. The alternative asset market segment refers to investments that are historically non-correlated to either equity or fixed income investments.

To maintain a balanced portfolio, the Fund will invest, under normal circumstances:

•

at least 25% and no more than 65% in all equity securities, including ETFs that invest in domestic and international equity securities;

•

at least 25% and no more than 65% of its net assets in fixed income securities of any credit quality, including ETFs that invest in fixed income securities; and

•

at least 10% and no more than 40% of its net assets in alternative assets, including ETFs that invest in alternative assets.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.

•

Non-Diversification Risk:  The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•

Management Style Risks:  The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to DWA’s allocation of the Fund’s assets. DWA’s objective judgments, based on their investment strategy, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that DWA’s investment strategy will produce the desired results.

•

Risks Associated with Investing in ETFs and Other Investment Companies:  The Fund invests in ETFs and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. Additional risks of investing in Underlying Funds are described below:

•

Underlying Fund Strategies:  Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.

•

Tracking Risks:  Investment in the Fund should be made with the understanding that the ETFs and other Underlying Funds in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other Underlying Funds in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs or Underlying Funds may, from time to time, temporarily be unavailable, which may further impede the ETFs' and Underlying Funds ability to track their applicable indices.

•

Risks Related to ETF Net Asset Value and Market Price:  The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

•

Portfolio Turnover Risks:  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.  The Fund’s expected annual turnover rate is 50% - 150%.

•

Issuer-Specific Risks:  The value of a specific security or an Underlying Fund can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•

Market Risk:  The net asset value of the Fund will fluctuate based on changes in the value of the securities in which the Fund invests. The Fund invests in equity securities, which are more volatile and carry more risk than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

•

Fixed Income Risks. When the Fund invests in Underlying Funds that own bonds, or in this type of security directly, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.  Other risk factors include credit risk, maturity risk, market risk, extension risk, illiquid security risks, foreign securities risk, prepayment risk and investment-grade securities risk. These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.  In addition, Underlying Funds may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

•

Sector Risks. Another area of risk involves the potential focus of the Fund’s assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may invest, directly or indirectly, will vary.

Please refer to the section below entitled “Arrow DWA Series, Additional Information about Investments, Investment Techniques and Risks” for more details regarding risk factors that you should consider before investing.

PERFORMANCE

The bar chart and performance table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund.  The bar chart shows the Class A total return during its first full calendar year of operations.  Returns would be [higher/lower] for the ________ Class.  The performance table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index.  The Fund's past performance (before and after taxes) does not necessarily reflect how the Fund will perform in the future.

[insert 2007 bar chart]

During the periods shown in the bar chart, the highest quarterly return was _______% for the quarter ended ____________, 2007 and the lowest quarterly return was ______% for the quarter ended ____________, 2007.

Average Annual Total Returns as of December 31, 2007

	1 Year	Since Inception*
Class A Return Before Taxes
Advisor Class Return Before Taxes
Class A Return After Taxes on Distributions**
Class A Return After Taxes on Distributions and Sale of Fund Shares

__________

*

The Fund commenced operations on August 7, 2006.

**

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Fund.  Shareholder Fees are those paid directly from your investment and may include sales loads or redemption fees.  Fund shares are front-end or back-end load free, so you generally will not pay any shareholder fees when you buy or sell shares of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of redemption proceeds) (1)	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None
Redemption Fee (as a percentage of amount redeemed)(2)	1.00%	1.00%

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Class A Shares	Advisor Class Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) and/or Shareholder Servicing Fees	0.25%	1.00%
Other Expenses (3)	0.58%	0.58%
Acquired Funds Fees and Expenses(4)	0.41%	0.41%
Total Annual Fund Operating Expenses	2.24%	2.99%
Fee Waiver and Reimbursement (5)	0.23%	0.23%
Net Annual Fund Operating Expenses (5)	2.01%	2.76%

__________

(1)

The Fund charges a maximum deferred sales charge of 1.00% on purchases over $1 million that are redeemed within 18 months of purchase, where the maximum sales charge of 5.75% was waived at the time of purchase.

(2)

The Fund charges a fee of 1.00% on redemptions of shares held less than 30 days.  Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. A redemption fee will not be charged on involuntary redemptions. There is a $15 wire transaction fee for redemptions made by wire.

(3)

These expenses include custodian, transfer agency, shareholder servicing and other customary fund expenses.

(4)

The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Underlying Funds.

(5)

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until ________________, 2009, to ensure that Net Annual Fund Operating Expenses  (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.60% for Class A shares and 2.35% for Advisor Class shares subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same (except for the first year which reflects the Advisor’s fee waivers).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$767	$1,214	$1,686	$2,985
Advisor Class Shares	$279	$903	$1,552	$3,292

The maximum sales charge of 5.75% is included in the Class A share expense calculations.

ARROW ALTERNATIVE SOLUTIONS FUND

RISK/RETURN SUMMARY

The Arrow Alternative Solutions Fund is a series of Northern Lights Fund Trust. Arrow Investment Advisors, LLC (the "Advisor") is the Funds investment advisor.  This section briefly describes the investment objective, principal investment strategies, and principal risks of the Fund.

Investment Objective

The Fund seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility, and low correlation to the equity markets.

Principal Investment Strategies

The Fund seeks to maximize the return derived from a portfolio of leveraged long and short strategies (long/short) with a targeted amount of risk.  In employing the investment strategy for the Fund, over time (3-5 year periods) the Advisor seeks to achieve a risk target of 7% volatility, a beta and correlation to the S&P 500 index of less than 0.5, as well as a Sharpe Ratio of greater than 0.25.  Volatility is a measure of fluctuations in value based on annualized standard deviation of monthly returns.  Beta is a measure of relative risk.  Correlation is the similarity in performance to the equity markets.  Sharpe Ratio is a measure of risk-adjusted return and is the return less the risk-free rate divided by the standard deviation.  The long/short strategies attempt to minimize market risk by taking offsetting long and short positions among equity, fixed income and futures securities.

The Fund will execute three long/short strategies: Hedged Equities, Fixed Income Arbitrage, and Managed Futures.

•

Hedged Equities:  Intended to generate returns from investing on both the long and short sides of equity markets while maintaining a low correlation to the U.S. equity market. The hedged equity strategy exhibits risk and return properties (such as risk-adjusted performance, volatility, and correlation to a benchmark) similar to long/short hedge fund indexes. However, the Advisor will not attempt to deliver returns of any long/short hedge fund index.

•

Fixed Income Arbitrage:  Intended to generate returns from relationships between different fixed income securities, employing long and short positions to minimize exposure to interest rate changes that are either mathematically or historically interrelated. The fixed income arbitrage strategy exhibits risk and return properties (such as risk-adjusted performance, volatility, and correlation to a benchmark) similar to hedge fund fixed income indexes. However, the Advisor will not attempt to deliver returns of any long/short hedge fund fixed income index.

•

Managed Futures:  Intended to generate returns from convergent and divergent trends in the commodity, financial and currency futures markets. The managed futures strategy exhibits risk and return properties (such as risk-adjusted performance, volatility, and correlation to a benchmark) similar to managed futures indexes. However, the Advisor will not attempt to deliver returns of any managed futures index.

To achieve the desired performance and risk results for each strategy, the Advisor will utilize sub-strategies we refer to as “absolute return factors.”  Absolute return factors go beyond traditional investment methodologies in an attempt to reduce correlation to the risk of its asset class.  The objective is to deliver the return of a particular investment style, while reducing that style’s overall and market risk, thus reducing portfolio volatility over time. The Advisor uses a quantitative methodology to identify two subsets within each absolute return factor: those assets expected to outperform the asset class, which are held long; and, those expected to underperform the asset class, which are sold short.  This long/short portfolio construction attempts to minimize the risk of substantial losses stemming from market declines while reducing volatility.  The Fund will be long a broad mix of financial asset classes, including equities, fixed income, currencies and commodities. The Fund will be short the same broad mix of financial asset classes using derivatives.  The Fund will implement the investment strategy using U.S. and foreign equities of any capitalization range, fixed income securities issued by the U.S. government or its agencies, mortgage backed securities, foreign government securities domestic and foreign corporate debt of any credit rating, foreign currencies and commodities.  In addition to the direct investments within each asset class described above, the Fund will use derivatives such as futures, options, swap agreements and structured notes to obtain long and short exposure within the same asset classes.  The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions

The Fund’s three long/short investment strategies—Hedged Equities, Fixed Income Arbitrage, and Managed Futures—may include, but are not limited to, the absolute return factors shown in the table below.

To learn more about the investment process, absolute return factors and how they will be applied in the Fund’s long/short strategies, please see the section entitled “Arrow Alternative Solutions Fund, Additional Information about Investments, Investment Techniques and Risks.”

The Advisor’s absolute return factor methodology attempts to deliver the return of a particular investment style, while reducing the style’s overall and market risk by means of long/short portfolio construction. Following this approach, the Advisor expects to maintain net long exposure (longs minus shorts) of less than 80% of Fund assets and gross exposure (longs plus shorts) of less than 250% of Fund assets.  The ideal, result would be to eliminate the risk of substantial losses stemming from market declines, while reducing volatility and correlation to the relative return factors, and other absolute return factors.  To maintain a diversified portfolio, under normal circumstances, the Fund will have exposure to all three long/short strategies.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days’ written notice to shareholders.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.

•

Management Style Risk:  The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the Advisor’s allocation of the Fund’s assets. The Advisor’s objective judgments, based on their investment strategy, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that Arrow’s investment strategy will produce the desired results.

•

Market Risk:  The net asset value of the Fund will fluctuate based on changes in the value of the securities in which the Fund invests. The Fund invests in equity securities, which are more volatile and carry more risk than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

•

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time. The Fund’s use of short selling may reduce the risk of general equity market volatility but cannot completely eliminate that risk.

•

Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  Other risk factors include credit risk, maturity risk, market risk, extension risk, illiquid security risk, foreign securities risk, prepayment risk and investment-grade securities risk. These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.  In addition, the Fund may invest in securities that are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

•

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

•

Short Sale Risk. The Fund’s long positions could decline in value at the same time that the value of the stocks sold short increase, thereby increasing the Fund’s overall potential for loss. The Fund’s short sales may result in a loss if the price of the borrowed securities rises and it costs more to replace the borrowed securities. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited; however, the Fund will be in compliance with Section 18(f) of the 1940 Act to ensure that a Fund Shareholder will not lose more than the amount invested in the Fund. In addition, any gain on a short sale is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price. The lender of the borrowed securities may require the Fund to return the securities on short notice, which may require the fund to purchase the borrowed securities at an unfavorable price, resulting in a loss.

•

Leverage Risk. Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses (especially interest and dividend expenses) than those of equity mutual funds that do not use such techniques.

•

Foreign Securities Risk. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.   Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund by domestic companies or the U.S. government.  There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of a Fund held in foreign countries.  Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent a Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements).  Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

•

Emerging Markets Risks. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

•

Derivatives Risk. The Fund may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

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Small-Capitalization Risk: – Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

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Portfolio Turnover Risk. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The Fund’s expected annual turnover rate’s range is 150% to 250%, although it may be higher under certain market conditions.

Please refer to the section below entitled “Additional Information about Investments, Investment Techniques and Risks” for more details regarding risk factors that you should consider before investing.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of redemption proceeds) (1)	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None
Redemption Fee (as a percentage of amount redeemed)(2)	1.00%	1.00%

Annual Fund Operating Expenses

(fees paid directly from your investment)

	Class A Shares	Advisor Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) and/or Shareholder Servicing Fees	0.25%	1.00%
Other Expenses (3)	0.40%	0.40%
Acquired Funds Fees and Expenses(4)	0.12%	0.12%
Total Annual Fund Operating Expenses	1.52%	2.27%

(1)

The Fund charges a maximum deferred sales charge of 1.00% on purchases over $1 million that are redeemed within 18 months of purchase, where the maximum sales charge of 5.75% was waived at the time of purchase.

(2)

The Fund charges a fee of 1.00% on redemptions of shares held less than 30 days.  Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. A redemption fee will not be charged on involuntary redemptions. There is a $15 wire transaction fee for redemptions made by wire.

(3)

These expenses, which include custodian, transfer agency, shareholder servicing and other customary fund expenses, are based on estimated amounts for the Fund’s current fiscal year.

(4)

These expenses are based on estimated amounts for the Fund’s current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$721	$1,028	$1,356	$2,283
Advisor Class Shares	$230	$709	$1,215	$2,605

The maximum sales charge of 5.75% is included in the Class A share expense calculations.

ADDITIONAL INFORMATION ABOUT ARROW DWA FUND SERIES, INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

Asset Allocation Strategy

Based on its allocation models, DWA seeks to evaluate the risk levels for market segments including domestic equity, international equity, fixed income and alternative assets.  There are five underlying strategies internally managed within the Arrow DWA Fund Series, including sector rotation, style rotation, international rotation, fixed income rotation and alternative asset rotation.

Rotation Strategies
Sector Rotation (U.S. Equity)
Style Rotation (U.S. Equity)
International Rotation
Fixed Income Rotation
Alternative Rotation

The goal of each rotation strategy is to invest in the ETFs that are likely to outperform the applicable universe described below.  DWA sets a target number of ETF holdings within each rotation strategy allocation.  However the Arrow DWA Fund Series have the ability to hold more or fewer ETFs than the target number within each strategy as well as to overweight and underweight holdings within each strategy based on technical indicators such as relative strength.  The following table highlights the broad universe of asset classes that could be used within each rotation strategy.

DWA has discretion to add to or delete from the universe of eligible ETFs for each strategy based on holdings, expense ratio, volume, liquidity, new product availability and other factors that can positively contribute to achieving the Arrow DWA Fund Series’ investment objectives.  The Arrow DWA Fund Series seek to achieve their investment objectives by implementing proprietary tactical asset allocation (TAA) models utilizing technical analysis to overweight or underweight investments in market segments, rotation strategies and the underlying ETFs.

Technical analysis is the method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume in an effort to determine probable future prices.  The technical research is used to identify what is happening.  This methodology does not attempt to predict the future; it simply reacts to pattern changes in the marketplace at any given time.  This methodology allows the Fund to be extremely adaptive to current market conditions.

DWA utilizes relative strength as the primary technical indicator to tactically allocate assets both within and across market segments and rotation strategies.  Relative strength measures the likelihood that an ETF or a group of ETFs will outperform the appropriate base index.  When the indicator is moving up, it shows that the ETF or group of ETFs is performing better than the base index.  When the indicator is moving down, it shows that the ETF or group of ETFs is performing worse than the base index (i.e., not rising as fast or falling faster).

For example, in the sector rotation strategy, DWA creates a sector-based index to compare all available sector ETFs for investment in the Arrow DWA Fund Series.  The performance of each ETF is compared to the base index and ranked.  DWA generally purchases the ETFs that demonstrate the highest-ranked relative strength and sells any positions that are not included in that list.

Below is a description of each rotation strategy including market segment exposure, target number of holdings and the ETF universe utilized within each strategy.

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The Sector Rotation Strategy provides exposure to domestic equities. The goal of the sector rotation strategy is to identify and provide exposure to leading economic sectors on an ongoing basis.  The Arrow DWA Fund Series will typically hold three sector ETFs that are exhibiting positive relative strength. The sector ETF universe will primarily consist of ETFs that track the Dow Jones or MSCI US Investable Market indices. The table below highlights the annual leadership changes for various sector indices. The information provided here is intended to be general in nature to illustrate the variation in performance among sector indices. It should not be construed as investment performance for the strategy.  In fact, there is no guarantee the Arrow DWA Fund Series will be invested in the leading sector ETFs.    [2007 to be supplied]

Source: Annual total returns calculated by Arrow Investment Advisors, LLC using total return data made available through Dow Jones and Morningstar. Performance displayed represents past performance, which is no guarantee of future results.  The index returns do not reflect any management fees, transaction costs or expenses. The indices are unmanaged and are not available for direct investment.

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The Style Rotation Strategy provides exposure to domestic equities. The goal of the style rotation strategy is to identify and provide exposure to leading styles on an ongoing basis.  The Arrow DWA Fund Series will typically hold two style ETFs that are exhibiting positive relative strength.  The style ETF universe will primarily consist of ETFs that track the Style Intellidexes or MSCI US Investable Market indices.  The table below highlights the annual leadership changes for various style indices. The information provided here is intended to be general in nature to illustrate the variation between top and bottom style indices. It should not be construed as investment performance for the strategy. In fact, there is no guarantee the Arrow DWA Fund Series will be invested in the leading style ETFs. [2007 to be supplied]

2002	2003	2004	2005	2006
Small Cap Value (Intellidex) **3.1%**	Small Cap Growth (Intellidex) **51.0%**	Small Cap Value (Intellidex) **37.7%**	Mid Cap Growth (Intellidex) **16.4%**	Large Cap Value (Intellidex) **25.3%**
Mid Cap Value (Intellidex) **(6.48)%**	Small Cap Value (Intellidex) **42.1%**	Mid Cap Value (Intellidex) **21.2%**	Mid Cap Value (Intellidex) **13.5%**	Small Cap Value (Intellidex) **18.2%**
Mid Cap Growth (Intellidex) **(14.6)%**	Mid Cap Growth (Intellidex) **35.3%**	Mid Cap Growth (Intellidex) **14.8%**	Large Cap Value (Intellidex) **12.6%**	Mid Cap Value (Intellidex) **15.3%**
S&P 1500 **(21.3)%**	**S&P 1500** **29.6%**	Small Cap Growth (Intellidex) **12.9%**	Large Cap Growth (Intellidex) **5.8%**	**S&P 1500** **15.3%**
Large Cap Growth (Intellidex) **(21.5)%**	Large Cap Growth (Intellidex) **25.4%**	**S&P 1500** **11.8%**	**S&P 1500** **5.7%**	Large Cap Growth (Intellidex) **6.2%**
Small Cap Growth (Intellidex) **(23.9)%**	Large Cap Value (Intellidex) **24.2%**	Large Cap Growth (Intellidex) **8.9%**	Small Cap Value (Intellidex) **3.9%**	Small Cap Growth (Intellidex) **5.7%**

Source: Annual total returns calculated by Arrow Investment Advisors, LLC using total return data made available through Style Intellidexes, Powershares, and Morningstar. Performance displayed represents past performance, which is no guarantee of future results.  The index returns do not reflect any management fees, transaction costs or expenses. The indices are unmanaged and are not available for direct investment.

•

The International Rotation Strategy provides exposure to international equities. The goal of the international rotation strategy is to identify and provide exposure to leading countries on an ongoing basis. The Arrow DWA Fund Series will typically hold five country ETFs that are exhibiting positive relative strength.  The international ETF universe will primarily consist of ETFs that track the MSCI or FTSE Country Indices.  The table below highlights the annual leadership changes for EAFE and various country indices. The information provided here is intended to be general in nature to illustrate the variation in performance among country indices. It should not be construed as investment performance for the strategy.  In fact, there is no guarantee the Arrow DWA Fund Series will be invested in the leading international ETFs. [2007 to be supplied]

2002	2003	2004	2005	2006
South Africa Index **28.0%**	Thailand Index **134.3%**	Austria Index **71.5%**	South Korea Index **57.0%**	Xinhua China 25 Index **86.4%**
Thailand Index **21.3%**	Turkey Index **122.4%**	Mexico Index **48.3%**	Brazil Index **56.5%**	Spain Index **49.4%**
Austria Index **16.6%**	Brazil Index **115.0%**	South Africa Index **44.9%**	Turkey Index **51.6%**	India Index **49.0%**
South Korea Index **8.3%**	Xinhua China 25 Index **101.1%**	Belgium Index **43.5%**	Mexico Index **49.1%**	Singapore Index **46.7%**
India Index **5.9%**	Chile Index **79.7%**	Turkey Index **38.5%**	India Index **35.4%**	Brazil Index **45.3%**
Malaysia Index **(0.66)%**	India Index **73.9%**	Sweden Index **36.3%**	South Africa Index **28.3%**	Sweden Index **43.4%**
Australia Index **(1.34)%**	Sweden Index **64.5%**	Brazil Index **35.5%**	Canada Index **28.3%**	Mexico Index **41.4%**
Xinhua China 25 Index **(2.76)%**	Germany Index **63.8%**	Italy Index **32.5%**	Japan Index **25.5%**	Malaysia Index **37.1%**
Italy Index **(7.33)%**	Spain Index **58.5%**	Australia Index **30.3%**	Israel Index **25.0%**	Belgium Index **36.7%**
Japan Index **(10.28)%**	Austria Index **57.0%**	Spain Index **28.9%**	Austria Index **24.6%**	Austria Index **36.6%**
Switzerland Index **(10.31)%**	Israel Index **55.7%**	Hong Kong Index **25.0%**	Chile Index **18.4%**	Germany Index **36.0%**
Singapore Index **(11.05)%**	Canada Index **54.6%**	Chile Index **24.6%**	Switzerland Index **16.3%**	France Index **34.5%**
Canada Index **(13.19)%**	Australia Index **49.5%**	Singapore Index **22.3%**	Australia Index **16.0%**	Italy Index **32.5%**
Mexico Index **(13.31)%**	South Africa Index **45.9%**	Canada Index **22.2%**	Xinhua China 25 Index **15.1%**	Netherlands Index **31.4%**
Belgium Index **(14.97)%**	Taiwan Index **41.9%**	South Korea Index **22.1%**	Singapore Index **14.4%**	Australia Index **30.9%**
United Kingdom Index **(15.23)%**	France Index **40.2%**	EAFE Index **20.3%**	Netherlands Index **13.9%**	United Kingdom Index **30.6%**
Spain Index **(15.29)%**	EAFE Index **38.6%**	United Kingdom Index **19.6%**	EAFE Index **13.5%**	Hong Kong Index **30.4%**
EAFE Index **(15.94)%**	Hong Kong Index **38.1%**	France Index **18.5%**	Sweden Index **10.3%**	Switzerland Index **27.4%**
Hong Kong Index **(17.79)%**	Italy Index **37.8%**	Israel Index **18.4%**	Germany Index **9.9%**	Chile Index **26.4%**
Netherlands Index **(20.83)%**	Singapore Index **37.6%**	India Index **16.5%**	France Index **9.9%**	EAFE Index **26.4%**
France Index **(21.18)%**	Japan Index **35.9%**	Germany Index **16.2%**	Belgium Index **9.1%**	South Africa Index **20.5%**
Chile Index **(21.67)%**	Belgium Index **35.3%**	Japan Index **15.9%**	Hong Kong Index **8.4%**	Taiwan Index **20.0%**
Taiwan Index **(24.69)%**	South Korea Index **35.0%**	Malaysia Index **15.2%**	United Kingdom Index **7.4%**	Canada Index **17.8%**
Sweden Index **(30.49)%**	Switzerland Index **34.1%**	Switzerland Index **15.0%**	Taiwan Index **6.4%**	South Korea Index **12.7%**
Brazil Index **(30.65)%**	Mexico Index **32.8%**	Netherlands Index **12.2%**	Thailand Index **4.9%**	Thailand Index **6.8%**
Israel Index **(31.56)%**	United Kingdom Index **32.1%**	Taiwan Index **9.0%**	Spain Index **4.4%**	Japan Index **6.2%**
Germany Index **(33.18)%**	Netherlands Index **28.1%**	Xinhua China 25 Index **2.4%**	Malaysia Index **2.3%**	Israel Index **(7.11)%**
Turkey Index **(36.49)%**	Malaysia Index **26.6%**	Thailand Index **(4.04)%**	Italy Index **1.9%**	Turkey Index **(9.22)%**

Source: Annual total returns calculated by Arrow Investment Advisors, LLC using total return data made available through MSCI, Bloomberg and Barclays Global Investors.  Performance displayed represents past performance, which is no guarantee of future results.  The index returns do not reflect any management fees, transaction costs or expenses.  The indices are unmanaged and are not available for direct investment.

•

The Fixed Income Rotation Strategy provides exposure to fixed income. The goal of the fixed income rotation strategy is to identify and provide exposure to leading fixed income assets on an ongoing basis. The Arrow DWA Fund Series will typically hold two fixed income ETFs that are exhibiting positive relative strength.  The fixed income ETF universe will primarily consist of ETFs that track the Lehman Brothers, Deutsche Bank, Merrill Lynch and iBoxx Indices. The table below highlights the annual leadership changes for various fixed income indices. The information provided here is intended to be general in nature to illustrate the variation in performance among fixed income indices. It should not be construed as investment performance for the strategy.  In fact, there is no guarantee the Arrow DWA Fund Series will be invested in the leading fixed income ETFs. [2007 to be supplied]

Source: Annual total returns calculated by Arrow Investment Advisors, LLC using total return data made available through Morningstar, Bloomberg, Deutsche Bank and Barclays Global Investors.  Performance displayed represents past performance, which is no guarantee of future results.  The index returns do not reflect any management fees, transaction costs or expenses. The indices are unmanaged and are not available for direct investment.

•

The Alternative Rotation Strategy provides exposure to alternative assets. The goal of the alternative rotation strategy is to identify and provide exposure to leading alternative assets on an ongoing basis. The Arrow DWA Fund Series will typically hold two alternative asset ETFs that are exhibiting positive relative strength. The alternative exposure will be limited to instruments that are historically non-correlated to either equity or fixed income investments. The alternative asset ETF universe will primarily consist of ETFs that track the Deutsche Bank Commodity Indices, Dow Jones AIG commodity indices, the Cohen & Steers Realty Majors Index, the Lehman Brothers U.S. Treasury Inflation Notes Index and the Deutsche Bank G10 Currency Harvest Index. The table below highlights the annual leadership changes for various market (S&P 500 and Lehman Aggregate) and alternative indices. The information provided here is intended to be general in nature to illustrate the variation in performance among alternative indices. It should not be construed as investment performance for the strategy.  In fact, there is no guarantee the Arrow DWA Fund Series will be invested in the leading alternative ETFs. [2007 to be supplied]

Source: Annual total returns calculated by Arrow Investment Advisors, LLC using annual return data made available through Deutsche Bank, Bloomberg, Morningstar, and Barclays Global Investors.  Performance displayed represents past performance, which is no guarantee of future results.  The index returns do not reflect any management fees, transaction costs or expenses. The indices are unmanaged and are not available for direct investment.

The Arrow DWA Fund Series seek to achieve their investment objectives by implementing a proprietary TAA model for each fund to overweight investments in market segments, rotation strategies and the underlying ETFs. DWA will overweight market segments, rotation strategies and ETFs exhibiting positive relative strength and underweight market segments, rotation strategies and ETFs exhibiting negative relative strength.  In essence, TAA works by reallocating at different times in response to the changing patterns of returns available in the markets.

The tactical model will rely on a number of technical indicators including but not limited to relative strength when making allocation decisions for the Arrow DWA Fund Series.  The relative strength indicator is important because it adapts to the changing market conditions. Whether the market is favoring sector, style, fixed income, alternative, or international, the relative strength screens can help identify those strategies being rewarded by the market, which is useful because of the probability that these strategies will continue to be good performers in the future.

The following examples highlight how the Arrow DWA Fund Series’ allocations to various strategies may tactically change in different market environments.

International Strength

Style Rotation
Fixed Income Rotation
Sector Rotation
Alternative Rotation
International Rotation

In a scenario where sector and style rotation strategies are exhibiting positive Relative Strength (RS), alternative and international rotation strategies are exhibiting neutral RS, and fixed income rotation strategy is exhibiting negative RS, the Arrow DWA Fund Series would normally overweight the sector and style rotation strategies, underweighting the fixed income rotation strategy and maintain a neutral weighting in the alternative and international rotation strategies, as illustrated above.	In a scenario where international rotation strategy is exhibiting positive Relative Strength (RS), sector, style and alternative rotation strategies are exhibiting neutral RS, and fixed income rotation strategy is exhibiting negative RS, the Arrow DWA Fund Series would normally overweight the international rotation strategy, underweighting the fixed income rotation strategy and maintain a neutral weighting in the sector, style and alternative rotation strategies, as illustrated above.

Fixed Income Strength

Style Rotation
Sector Rotation
International Rotation
Alternative Rotation
Fixed Income Rotation

Alternative Strength

Style Rotation
Fixed Income Rotation
Sector Rotation
International Rotation
Alternative Rotation

In a scenario where fixed income rotation strategy is exhibiting positive Relative Strength (RS), alternative rotation strategy is exhibiting neutral RS, and sector, style and international rotation strategies are exhibiting negative RS, the Arrow DWA Fund Series would normally overweight the fixed income rotation strategy, underweighting the sector, style and international rotation strategies and maintain a neutral weighting in the alternative rotation strategy, as illustrated above.

In a scenario where alternatives rotation strategy is exhibiting positive Relative Strength (RS), sector, style and international rotation strategies are exhibiting neutral RS, and fixed income rotation strategy is exhibiting negative RS, the Arrow DWA Fund Series would normally overweight the alternative rotation strategy, underweighting the fixed income rotation strategy and maintain a neutral weighting in the sector, style and international rotation strategies, as illustrated above.

Underlying Exchange Traded Funds (ETFs)

The Arrow DWA Fund Series will seek to implement their strategies by investing in securities commonly referred to as “exchange traded funds” or “ETFs”, whose shares are listed and traded on U.S. stock exchanges.

ETFs combine the advantages of stocks with those of index funds.  ETFs are designed to closely follow the index they track. ETF fund managers may replicate the index in its entirety by owning every security or instrument in the index according to its set weighting, or in some cases they may “optimize” (replicate the index as closely as possible without having to own each security).

Why ETFs?

ETFs are rapidly becoming a staple investment tool for a wide spectrum of investors, both individual and institutional.

Like stocks, ETFs are:

• Liquid

• Flexible

• Easy to Trade

Like index funds, they provide:

• Diversification

• Market tracking

• Low expenses

Like mutual funds, ETFs are:

• Baskets of securities or Instruments

• Represent different asset classes and investing styles

Unlike mutual funds, ETFs are not:

• Subject to a manager’s impact

• Subject to style drift.

Whether an index is fully replicated or optimized, the ETF fund manager must know what’s in it to accomplish the objective of tracking an index closely. Fortunately, index providers publish changes to their benchmarks daily, enabling complete transparency. Consequently the ETFs market price should reflect the value of the underlying index at any given time.

ETFs can be classified under one of the following structures: open-end index fund, unit investment trust (UIT) and grantor trusts. Unlike closed-end funds, ETFs have the capability to continuously offer shares through a unique creation and redemption process, which means that the number of outstanding shares may be increased or decreased on a daily basis as necessary to reflect demand. ETFs have the capability to avoid trading at large premiums and discounts to their Net Asset Values. The open-end index fund and UIT are registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. ETFs incur fees and expenses such as operating expenses, licensing fees, registration fees, trustee fees, and marketing expenses. Therefore, ETF shareholders pay their proportionate share of these expenses.

The Advisor believes that investments in ETFs provide each Fund with a cost-effective means of creating a diverse portfolio.  However, due to legal limitations, the Fund will be prevented from: 1) purchasing more than 3% of an investment company’s outstanding shares, including certain ETFs; 2) investing more than 5% of its assets in any single such investment company, and 3) investing more than 10% of its assets in investment companies overall unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the SEC; and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.

Additional Investments

In addition to ETFs, the Funds may invest in other types of investment companies such as mutual funds and closed-end funds, when suitable ETFs are not available.  The Funds may invest in exchange traded unit investment trusts that own stocks in a particular index. The Funds may invest in ETF structures such as the DB Commodity Index Tracking Fund, which is structured as an exchange traded limited partnership that invests in a commodity pool registered with the Commodity Futures Trading Commission, purchase commodity futures contracts and is designed to track the Deutsche Bank Liquid Commodity Index.  The Funds may invest in commodity-based trusts that trade on a securities exchange similar to ETFs, hold physical commodities such as gold and are designed to track the price of that commodity owned by the trust at that time less the trusts expenses and liabilities. The Funds may invest in a basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate).  The funds may invest in exchange traded notes and exchange traded commodities.

Additional Risks

The following provides additional information about the principal risks of investing in the Funds:

•

Illiquid Securities and Derivatives Risks.  Certain underlying ETFs, exchange traded trusts and other exchange traded investment instruments may invest in illiquid securities as well as derivatives such as stock index futures.  These investments involve higher risk and subject the underlying ETFs and other exchange traded investment instruments to higher price volatility.

•

Small and Mid Capitalization Securities Risk. Investments in Underlying Funds that own small and mid capitalization companies and direct investments in individual small and mid capitalization companies may be more vulnerable than investments in larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

•

Foreign Securities Risk.  Certain underlying ETFs may invest in securities of foreign issuers. These securities involve risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

•

Emerging Markets Securities Risk.  Certain underlying ETFs may invest in securities of issuers located in emerging countries. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned and more recently organized than many U.S. companies.

•

Real Estate Companies Risks.  Investments in real estate companies (i.e., companies that, at the time of initial purchase, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or have at least 50% of their assets in such real estate) such as real estate investment trusts (“REITs”) are subject to additional risks. None of the underlying ETFs will generally invest in real estate directly, but certain Underlying ETFs may invest in securities issued by real estate companies. As a result, such Underlying ETFs are subject to the risks associated with the direct ownership of real estate. These risks include various economic, regulatory and property specific risks, such as competition, property value fluctuations, taxes, zoning laws and property casualty.

•

Commodity Risks. The Funds exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity based exchange traded trusts and commodity based exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•

Investment Management Risk:  When the Funds invest in Underlying Funds there is a risk that the investment advisors of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

•

Additional ETF and Underlying Fund Risks.  The strategy of investing in ETFs could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of mutual fund shares by the Funds may prevent the Funds from allocating their investments in the manner DWA considers optimal. The Funds intend to purchase ETFs and other Underlying Funds that are either no-load or waive the sales load for purchases made by the Funds. The Funds will not purchase Underlying Funds that charge a sales load upon redemption, but the Funds may purchase Underlying Funds that have an early redemption fee similar to the one charged by the Funds. In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear that expense by investing in the Funds.

ADDITIONAL INFORMATION ABOUT ARROW ALTERNATIVE SOLUTIONS FUND INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

Traditional Return Factors vs. Absolute Return Factors

Whether to favor relative return factors or absolute return factors, and how they are applied, are questions strongly influenced by the efficient market debate. The Advisor believes that the bulk of traditional returns are driven by exposure to relative return factors.  Because a relative return factor behaves with high correlation to and within its asset class, it has no mechanism to control downside risk during cyclical negative market periods. Therefore, relative return factors contain market risk.

Traditionally, investors have attempted to mitigate the risk inherent in relative return factors by creating diversified portfolios, which may allocate between stocks and bonds, between domestic and international stocks, between growth and value stocks, or between stocks of different capitalization ranges and different sectors.

The Advisor believes that the ultimate goal of diversification—to combine assets that move independently of one another—has not been satisfactorily achieved by traditional approaches. The Advisor believes that a different approach to portfolio construction—long/short strategies which apply absolute return factors—is an appropriate way to seek absolute returns and capital appreciation with low volatility and low correlation to the equity markets.

The table below highlights the annual return swings for certain relative return factors using index data. [update for 2007

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
Value (Fama-French)	32.9%	12.1%	5.4%	(0.2%)	5.9%	(27.0%)	41.4%	19.2%	10.4%	23.1%
Growth (Fama-French)	30.3%	33.1%	29.8%	(13.4%)	(15.3%)	(21.9%)	26.9%	6.9%	3.5%	9.3%
U.S. Large Stock (S&P 500)	33.4%	28.6%	21.0%	(9.1%)	(11.9%)	(22.1%)	28.7%	10.9%	4.9%	15.8%
U.S. Small Stock (Russell 2000)	22.4%	(2.6%)	21.3%	(3.0%)	2.5%	(20.5%)	47.3%	18.3%	4.6%	18.4%
High Yield (Lehman)	12.8%	1.9%	2.4%	(5.9%)	5.3%	(1.4%)	29.0%	11.1%	2.7%	11.9%
Corporate Bond (Lehman)	10.2%	8.6%	(2.0%)	9.1%	10.3%	10.1%	8.2%	5.4%	1.7%	4.3%
20+ Treasury (Lehman)	16.2%	14.2%	(10.1%)	21.5%	3.6%	17.0%	1.8%	9.0%	8.6%	0.9%
1-3 Mo Treasury (Lehman)	5.3%	5.1%	4.8%	6.1%	4.1%	1.7%	1.0%	1.3%	3.0%	4.8%
Precious Metals Commodity (DJ-AIG)	(7.4%)	(3.5%)	3.9%	(7.8%)	1.2%	18.9%	20.3%	7.4%	20.4%	27.1%
Livestock Commodity (DJ-AIG)	(5.8%)	(28.6%)	14.6%	8.5%	(0.6%)	(11.4%)	(3.9%)	27.1%	(0.3%)	(6.1%)
Grains Commodity (DJ-AIG)	9.2%	(22.6%)	(19.2%)	(1.7%)	(17.9%)	17.0%	21.7%	(23.7%)	(3.3%)	23.6%
Energy Commodity (DJ-AIG)	(22.6%)	(46.1%)	81.7%	120.4%	(37.1%)	55.1%	31.7%	19.1%	42.2%	(41.4%)

The table below highlights the one-, three-, five-, and 10-year risk & reward characteristics for certain relative return factors using index data.

1 Year Return	1 Year Risk	3 Years Return	3 Years Risk	5 Years Return	5 Years Risk	10 Years Return	10 Years Risk
Value (Fama-French)	23.1%	7.1%	17.4%	8.3%	10.8%	18.2%	10.7%	19.1%
Growth (Fama-French)	9.3%	8.4%	6.5%	8.8%	3.7%	12.5%	7.1%	18.0%
U.S. Large Stock (S&P 500)	15.8%	6.5%	10.4%	7.6%	6.2%	13.2%	8.4%	16.8%
U.S. Small Stock (Russell 2000)	18.4%	16.1%	13.6%	15.9%	11.4%	19.3%	9.4%	22.4%
High Yield (Lehman)	11.9%	2.5%	8.5%	4.3%	10.2%	7.7%	6.6%	7.8%
Corporate Bond (Lehman)	4.3%	3.7%	3.8%	4.3%	5.9%	5.4%	6.5%	4.9%
20+ Treasury (Lehman)	0.9%	8.6%	6.1%	9.5%	7.3%	11.6%	7.9%	10.3%
1-3 Mo Treasury (Lehman)	4.8%	0.1%	3.0%	0.5%	2.4%	0.4%	3.7%	0.5%
Precious Metals Commodity (DJ-AIG)	27.1%	30.1%	18.0%	23.2%	18.6%	20.6%	7.4%	17.3%
Livestock Commodity (DJ-AIG)	(6.1%)	17.0%	6.0%	15.4%	0.3%	16.9%	(1.7%)	15.1%
Grains Commodity (DJ-AIG)	23.6%	24.9%	(3.0%)	24.2%	5.4%	23.0%	(3.3%)	20.1%
Energy Commodity (DJ-AIG)	(41.4%)	21.6%	(0.3%)	38.4%	15.2%	42.6%	7.9%	40.7%

Source: Annual total returns calculated by Arrow Investment Advisors, LLC using total return data made available through Bloomberg and Morningstar. Performance displayed represents past performance, which is no guarantee of future results.  The index returns do not reflect any management fees, transaction costs or expenses. The indices are unmanaged and are not available for direct investment.  Risk is measured by standard deviation.  Data as of December 31, 2006

What are absolute return factors? To answer this question, we must begin by looking at relative return factors a little more closely.

Portfolio creation with relative return factors involves applying a qualitative or quantitative approach, or both, to security selection.  For example, to distinguish value from growth.  These qualitative or quantitative approaches can focus on fundamental data or on price data. We can describe an investment strategy utilizing relative return factor as several risks such as style (value or growth) and size (small cap, mid cap, or large cap) for which the relative return investment strategy should provide positive returns to investors over time—but despite that comforting assumption, we must also deal with the reality that an investment strategy based solely on relative return factors, will decline if the overall market drops as it did in 2002.

An absolute return factor begins with a relative return factor, but the approach for portfolio creation is somewhat different. For absolute return factors, portfolio creation attempts to protect the portfolio in environments where relative return baskets would decrease in value (down markets).  To do this, an absolute return factor’s investment strategy would invest in both long and short positions for a specific relative return factor.  As an example, investing in value would be considered a relative return factor, the absolute return factor would invest in long positions of securities exhibiting good value characteristics, and invest in short positions of securities exhibiting poor value characteristics.  This approach is designed to lower the volatility that arises from the market risk inherent in relative return factors. Absolute return factors deliver the investment styles risk and its associated return while minimizing the market risk.  Again, qualitative or quantitative methodologies, focused on fundamentals or technicals, may be employed. We may also see the application of widely held institutional and hedge fund strategies such as relative strength and mean reversion.

Absolute Return Strategies

The Advisor pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies.

The Advisor uses an optimization model and proprietary return forecasts, subject to diversification and risk constraints, to assist in constructing and diversifying the portfolio. The Advisor seeks to build a portfolio that provides the optimal balance between risk and expected return, maximizing the expected Sharpe Ratio. The Advisor’s risk management process entails analyzing the volatility and correlation of each absolute return factor, enabling the Advisor to create a basket of absolute return factors designed to meet the Fund’s targeted risk objective.

For selecting investments, the Advisor’s “quantitative” approach uses financial models and computer databases capable of rapidly ranking a large universe of eligible investments for each absolute return factor. The absolute return factors and portfolio construction techniques are then rigorously tested to determine whether they add value either by adding return or controlling risk before they are incorporated into a long/short strategy.

The Advisor uses a quantitative methodology to identify two subsets within each absolute return factor: those assets expected to outperform the asset class, which are held long; and, those expected to underperform the asset class, which are sold short. This long/short portfolio construction attempts to achieve performance largely uncorrelated with that of the underlying relative return factor overall, and to eliminate the risk of substantial losses stemming from market declines while reducing volatility and correlation to equities, fixed income as well as other absolute return factors.

Each of the Fund’s three principal long/short investment strategies exhibit risk and return properties similar to a particular type of hedge fund or managed futures index. The table below highlights performance characteristics for hedge fund and managed futures indices and demonstrates how each strategies performance rank in each year can change.  The information provided here is intended to illustrate the variations in performance among hedged equity, fixed income arbitrage and managed futures indices in a general way. It should not be construed as investment performance for the Fund’s individual long/short strategies.  In fact, there is no guarantee that the Fund can deliver similar performance in its corresponding long/short strategies.  [update for 2007

The table below highlights the one-, three-, five-, and 10-year risk & reward characteristics for certain hedge fund and managed future indices.[update]

Source: Annual total returns calculated by Arrow Investment Advisors, LLC using total return data made available through Bloomberg and Morningstar. Performance displayed represents past performance, which is no guarantee of future results.  The index returns do not reflect any management fees, transaction costs or expenses. The indices are unmanaged and are not available for direct investment.  Risk is measured by standard deviation.  Data as of December 31, 2006

The indexes above are similar to the primary strategies utilized in the Fund; however the investment process will generally focus on the absolute return factors further defined below.

• A Long/Short Value absolute return factor involves investing in securities that exhibit traditional value characteristics and simultaneously selling short securities that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios, high dividend yields and high cash flow-to-price ratios.

• A Long/Short Growth absolute return factor involves investing in securities that exhibit traditional growth characteristics and simultaneously selling short securities that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, earnings revisions, high earnings growth and high cash flow growth.

• A Long/Short Relative Strength absolute return factor involves investing in securities that exhibit strong intermediate-term price momentum (a measurement of the rate at which the price of a security changes) and simultaneously selling short securities that exhibit weak intermediate-term price momentum.

• A Long/Short Capitalization absolute return factor involves investing in small-capitalization securities and simultaneously selling short large-capitalization securities.

• A Long/Short Sector Relative Strength absolute return factor involves investing in securities which represent economic sectors or industries that exhibit strong intermediate-term price momentum and simultaneously selling short securities which represent economic sectors or industries that exhibit weak intermediate-term price momentum.

• A Long/Short Mean Reversion absolute return factor involves investing in securities that exhibit weak long-term price momentum and simultaneously selling short securities that exhibit strong long-term price momentum.

• A Merger Arbitrage absolute return factor involves investing in securities that are being acquired and simultaneously selling short securities that are making the acquisitions.

• A Volatility Arbitrage absolute return factor involves selling or writing a portfolio of options and rebalancing a delta neutral amount of the underlying issues; this can also be achieved with derivatives. The objective is to take advantage of differences between the implied volatility of the option, and future realized volatility of the option's underlying issue. In pursuing this strategy the funds may also use covered call writing strategies as well as Long Options positions on equity indexes and volatility indexes. A Covered Call Options position involves selling or writing call options on underlying securities which a Fund already owns. A Long Options position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

• A High Yield Credit Spread absolute return factor involves investing in High Yield or non-investment grade corporate securities and simultaneously selling short U.S. Government Securities.

• An Asset-Backed Credit Spread absolute return factor involves investing in mortgage backed and other asset-backed securities and simultaneously selling short U.S. Government Securities.

• An Agency Credit Spread absolute return factor involves investing in United States government agency securities and simultaneously selling short U.S. Government Securities.

• A Corporate Credit Spread absolute return factor involves investing in investment grade corporate securities and simultaneously selling short U.S. Government Securities.

• An Emerging Market Credit Spread absolute return factor involves investing in emerging market securities and simultaneously selling short U.S. Government Securities.

• A Term Spread absolute return factor involves investing in long 10-year U.S. Government Securities and simultaneously selling short 2-year U.S. Government Securities.

• A Long/Short Commodity Sector Relative Strength absolute return factor involves investing in commodity investments which represent commodity sectors that exhibit positive intermediate-term price momentum (if any) and simultaneously selling short commodity investments that exhibit negative intermediate-term price momentum (if any).

• A Long/Short Financial Futures Relative Strength absolute return factor involves investing in financial futures that exhibit positive intermediate-term price momentum (if any) and simultaneously selling short financial futures that exhibit negative intermediate-term price momentum (if any).

• A Long/Short Currency Relative Strength absolute return factor involves investing in foreign currencies such as, but not limited to, the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc that exhibit positive intermediate-term price momentum and simultaneously selling short the US dollar or during periods of dollar strength shorting a basket of currencies that exhibit negative intermediate-term price momentum and buying the US dollar.

• A Currency Yield Arbitrage absolute return factor involves investing in currencies associated with relatively high yielding interest rates and simultaneously selling currencies associated with relatively low yielding interest rates.

As part of the investment management process the advisor will also use Equity, Fixed Income and Commodity positions within the appropriate Long/ Short Strategy

• An Equity position involves either buying or selling a portfolio of stocks or derivatives thereof, such as index futures.

• A Fixed Income position involves either buying or selling a portfolio of fixed income securities or derivatives thereof, such as futures.

• A Commodities position involves either buying or selling a portfolio of instruments with commodity market exposure.

Benefits of Alternative Strategies in Mutual Funds

Traditionally, investors have attempted to create diversified portfolios by allocating between stocks and bonds, between domestic and international stocks, between growth and value stocks, or between stocks of different capitalization ranges and different sectors. Unfortunately, these efforts do not sufficiently combine assets that move independently of one another, which is a key factor in constructing a diversified portfolio.

Alternative assets, also called non-traditional investments, are investment strategies that utilize trading techniques generally unavailable through public markets.  These strategies include hedge funds, private equity, managed futures and others typically offered only to sophisticated institutional and private investors.

Alternative assets are usually structured as private partnerships and are not governed by the regulations placed on mutual funds, which are registered with the SEC. This means that, investment benefits aside, alternative strategies present some practical disadvantages compared to mutual funds. Mutual fund investors do not have: investor qualification rules, lock up periods, redemption notices or lack of transparency. They do have daily liquidity, lower fee structures, and regulatory and custodial protections, such as restrictions on inappropriate use of leverage.

Deployed as a complement to traditional assets, alternative strategies can help reduce risk and potentially increase the returns for the overall portfolio. Adding alternative strategies to a portfolio of traditional assets increases diversification and lowers volatility, offering the opportunity to preserve capital and avoiding significant periods of loss.

The Advisor believes that alternative strategies offer the following investment benefits:

•

Increased Diversification. Treating alternative strategies as tools in the portfolio allocation process reduces dependence on traditional securities, facilitating the structuring of truly diversified portfolios with increased likelihood of better returns over the complete market cycle.

•

Low Correlation. While traditional investments derive most of their returns from the capital markets, the direction of those markets has less of an effect on many alternative strategies.

•

Lower Portfolio Volatility. Alternative strategies exhibit lower volatility in isolation, and they lower overall portfolio volatility when added to a portfolio of traditional assets.

•

Preservation of Capital. The lower volatility characteristic of alternative strategies allows portfolio assets to grow steadily, compounding consistently positive returns year after year.

Absolute return strategies seek to generate positive returns that are independent of the overall market. The Alternative Solutions Fund combines the structural benefits of a mutual fund with investment benefit characteristic of a single portfolio that includes both alternative and traditional assets.

Additional Risks

The following provides additional information about the principal risks of investing in the Fund:

•

Swap Counterparty Credit Risk. The Fund is subject to credit risk on the amount the Fund expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

•

Illiquid Securities and Derivatives Risks. Certain of the underlying ETFs, exchange traded trusts and other exchange traded investment instruments may invest in illiquid securities as well as derivatives such as stock index futures. These investments involve higher risk and subject the underlying ETFs and other exchange traded investment instruments to higher price volatility.

•

Tracking Risk. Investment in the Fund should be made with the understanding that the ETFs and other Underlying Funds in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other Underlying Funds in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs or Underlying Funds may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and Underlying Funds to track their applicable indices.

•

Commodity Risk. The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

•

Risks Related to ETF Net Asset Value and Market Price. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount relative to its net asset value.

•

Issuer-Specific Risk. The value of a specific security or an Underlying Fund can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•

Risks Associated with Investing in ETFs and Other Investment Companies. The Fund invests in ETFs and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Additional risks of investing in Underlying Funds include:

•

Small- and Mid-Capitalization Securities Risk. Investments in Underlying Funds that own small- and mid-capitalization companies and direct investments in individual small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over the counter or be listed on an exchange, and may or may not pay dividends.

•

Foreign Securities Risk.  Certain of the underlying ETFs may invest in securities of foreign issuers. These securities involve risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

•

Emerging Markets Securities Risk. Certain of the underlying ETFs may invest in securities of issuers located in emerging countries. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases, and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned and more recently organized than many U.S. companies.

•

Additional ETF and Underlying Fund Risks. The strategy of investing in ETFs could affect the timing, amount and character of distributions to you, and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating its investments in the manner the Advisor considers optimal. The Fund intends to purchase ETFs and other Underlying Funds that are either no-load or waive the sales load for purchases made by the Fund. The Fund will not purchase Underlying Funds that charge a sales load upon redemption, but the Fund may purchase Underlying Funds that have an early redemption fee similar to the one charged by the Fund. In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear that expense by investing in the Fund.

Temporary Investments

To respond to adverse market, economic, political or other conditions, the each of the Funds may invest 100% of total assets, without limitation, in high-quality short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Funds are in a defensive position, the opportunity to achieve investment objectives will be limited. Furthermore, to the extent that the Funds invest in money market mutual funds for cash positions, there will be some duplication of expenses because the Funds would bear its pro-rata portion of such money market funds’ advisory fees and operational fees.  The Funds may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.  The Funds may, from time to time, make available month end portfolio holdings information on its website at www.arrowfunds.com.  The month end portfolio holdings are generally posted to the website within forty-five days of the end of each month and remain available until new information for the next month is posted.

MANAGEMENT OF THE FUNDS

Investment Advisor

Arrow Investment Advisors, LLC, located at 2943 Olney-Sandy Spring Road, Suite A, Olney, Maryland 20832, serves as investment advisor to the Funds.  Subject to the authority of the Board of Trustees, the advisor is responsible for the overall management of both Funds’ business affairs. The Advisor is responsible for selecting the Funds’ investments according to the Funds’ investment objective, polices and restrictions. The advisor was established in February 2006.

Pursuant to the Investment Advisory Agreements, the  Advisor is entitled to receive, on a monthly basis, an annual advisory fee of 1.00% of the Arrow DWA Tactical Fund's and the Arrow DWA Balanced Fund's  average daily net assets, and 0.75% of the Arrow Alternative Solutions Fund's average daily net assets.

A discussion regarding the basis for the Board of Trustee’s approval of the Investment Advisory Agreement and the Sub-Advisory Agreement for the Arrow DWA Balanced Fund and the Arrow Alternative Solutions Fund is available in the Funds' semi-annual shareholder report dated January 31, 2008.  A discussion regarding the basis for the Board of Trustee’s approval of the Investment Advisory Agreement and the Sub-Advisory Agreement for the Arrow DWA Tactical Fund will be available in the Funds' annual shareholder report dated July 31, 2008

In addition to investment advisory fees, the Funds pay other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and SAIs to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Advisor has contractually agreed to waive its management fees and/or to make payments to limit Funds expenses, other than extraordinary or non-recurring expenses, at least until __________________, 2009, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) of the Funds do not exceed specified limits as described under “Fees and Expenses” for each fund.  Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the specified limits, within three years of when the amounts were waived or recouped.

Investment Sub-Advisor

Arrow Investment Advisors, LLC has engaged Dorsey, Wright & Associates, Inc., located at 8014 Midlothian Turnpike, Richmond, Virginia 23235, as the sub-advisor to the Arow DWA Funds.   DWA is an independent and privately owned registered investment advisory firm whose business includes two areas: (i) professional management of equity portfolios for investors and (ii) investment research services for numerous broker-dealers and large institutions around the world.  As of January 1st, 2008, DWA manages approximately $170 million in mutual funds, $153 million in separately managed accounts focusing on purchasing equity securities through systematic relative strength based models, and approximately $150 million in non-discretionary asset allocation strategies using mutual funds. The sub-advisor also derives income from providing index licensing, research services, investment advisory services, consulting services, and educational seminars.

DWA is responsible, subject to the supervision and control of the Advisor, for the purchase, retention and sale of securities in the Arrow DWA Fund Series’ investment portfolios. Pursuant to a Sub-Advisory Agreement, the advisor pays DWA, on a monthly basis, an annual sub-advisory fee of 0.25% of each Funds average daily net assets.

DWA Portfolio Managers

Security selection for the Arrow DWA Fund Series is made by a team that consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Arrow DWA Fund Series are Michael Moody, Harold Parker and John Lewis. All three portfolio managers are Chartered Market Technicians, a professional designation in market analysis.  Each portfolio manager has managed the Funds since their inception dates.

Michael Moody

Senior Portfolio Manager

Mr. Moody joined DWA in August of 1994. Prior to this he worked for Smith Barney from 1987 to 1994 as a financial consultant, and Merrill Lynch from 1984 to 1986 as an account executive. Mr. Moody has been a speaker on the subject of technical analysis and has provided commentary for national media such as Investor's Business Daily and Financial News Network/CNBC. He has served on the board of the Market Technicians Association and is the former editor of the Journal of Technical Analysis. He has also authored several original research papers on the subject of technical analysis. Mr. Moody holds a BA from Pitzer College with a dual degree in Psychology and English, where he graduated summa cum laude.

Harold Parker

Senior Portfolio Manager

Mr. Parker joined DWA in August of 1994. He began his investment career with E. F. Hutton & Co. in 1978 as a registered representative and later became a portfolio manager.  He moved to Smith Barney in 1985.   Mr. Parker was one of the original portfolio managers of Smith Barney’s Portfolio Management (PM) Program, which provided discretionary institutional portfolio management. He has also authored several original research papers on technical analysis.  Mr. Parker graduated from the University of California, Davis with a B.S. in Agricultural Science and Management.

John Lewis

Portfolio Manager

Mr. Lewis joined DWA in June of 2002.  Prior to DWA, he worked for Nicolas-Applegate from 1997 to 2000 as a performance analyst, and Linsco Private Ledger from 1996 to 1997 as a portfolio accountant. From 2000 until 2002, Mr. Lewis attended the University of Southern California.  Mr. Lewis is actively furthering research on the application of relative strength to portfolio management.  Mr. Lewis holds a Bachelor of Business Administration from the University of San Diego and an MBA from the University of Southern California.

Arrow Portfolio Manager

William E. Flaig Jr.

Chief Investment Officer

William E. Flaig, Jr. has been responsible for the day to day management of the Arrow Alternative Solutions Fund since its inception.  Mr. Flaig joined Arrow Investment Advisors in February of 2007, prior to which (2005–2007) he was a principal of Paladin Asset Management. To Paladin, Mr. Flaig brought a body of original research in absolute return factors, which he refined there and which evolved into Paladin’s corresponding alternative investment strategies. From 2000 to 2005 Mr. Flaig served Rydex Investments in portfolio management roles of increasing responsibility, culminating with his appointment as Director of Portfolio Management/Director of Investment Strategy, with responsibility over all Rydex Portfolio Managers. During this period Mr. Flaig defined the concept of hedge fund replication, initiated the research and investment strategies on which the Rydex Absolute Return Strategies Fund and the Rydex Hedge Equity Fund are based, and directed those strategies. Mr. Flaig developed the quantitative investment methodology and strategy for the Rydex Core Equity Fund and improved the investment methodology of the Rydex Sector Rotation Fund. Mr. Flaig also developed best practices for creating leverage within the constraints of a mutual fund offering unlimited trading. From 1992–1998 Mr. Flaig worked for Bankers Trust Company in New York, in departments including currency trading, proprietary trading, derivatives structuring, and emerging market fixed income, and currency trading. Mr. Flaig graduated from Purdue University with a degree in Management.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Funds shares.

NET ASSET VALUE

Shares of the Funds are sold at net asset value (“NAV”). The NAV of the Funds is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business and will be computed by determining the aggregate market value of all assets of each Fund, less its liabilities, divided by the total number of shares outstanding. The NYSE is closed on weekends and most national holidays. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Funds (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, each Fund’s securities are valued each day at the last quoted sales price on the securities’ principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. The Funds may use independent pricing services to assist in calculating the value of the Funds’ securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Funds. Because the Funds may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Funds’ portfolio securities may change on days when you may not be able to buy or sell Fund shares. In computing the NAV, the Funds value foreign securities held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the values of the Funds’ securities, particularly foreign securities, occur after the close of trading on a foreign market but before the Funds price their shares, the securities will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Funds calculate their NAV, the Advisor may need to price the security using the Funds’ fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Funds’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Funds’ NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies registered under the Investment Company Act of 1940, each Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Share Classes

The Funds offer two classes of shares so that you can choose the class that best suits your investment needs. The main differences between each class are sales charges and ongoing fees. In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold the shares. Both classes of shares in the Funds represent interest in the same portfolio of investments in the Funds.

Class A Shares

Class A shares are offered at their public offering price, which is net asset value per share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of the Funds:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	0.00%	0.00%	See Below

The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $1,000,000 or more of any Funds’ Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to CDSC on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on those shares redeemed.

Advisor Class Shares

Advisor Class shares of the Funds are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Funds. Advisor Class shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Funds and/or shareholder services.  Over time, fees paid under the Plan will increase the cost of an Advisor Class shareholder’s investment and may cost more than other types of sales charges.

How to reduce your sales charge

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, in writing and at the time of purchase, to verify that your purchase qualifies for such treatment. Consistent with the policies described in this Prospectus, you and your “immediate family” (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

Rights of accumulation. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares of Arrow Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class Shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of any Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

•

Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment advisor);

•

Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs;

•

Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Letters of Intent. Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of A-Class Shares of the Funds, with a minimum of $25,000, during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13 month period, the Funds’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of A-Class shares. If you have redeemed A-Class Shares of the Funds within the past 120 days, you may repurchase an equivalent amount of A-Class Shares of the Funds at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the Funds that you intend to do so in writing. The Funds must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

•

Current and retired directors and officers of the Fund sponsored by the Advisor or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the Advisor.

•

Employees of the Advisor and their families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•

Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund’s shares and their immediate families.

•

Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

•

Clients of financial intermediaries that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.

•

Institutional investors (which may include bank trust departments and registered investment advisors).

•

Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

•

Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

•

Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in the Fund are part of an omnibus account. A minimum initial investment of $1 million in the Funds is required. The Distributor in its sole discretion may waive these minimum dollar requirements.

Sales Charge Exceptions

You will not pay initial sales charges on the following:

•

A-Class Shares purchased by reinvesting dividends and distributions.

•

A-Class Shares of one Fund exchanged for A-Class Shares of another Fund.

Promotional Incentives on Dealer Commissions

The Distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at the Distributors discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Factors to Consider When Choosing a Share Class

When deciding which class of shares of the Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Funds, and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Advisor Class shares will be greater than the front-end sales charge of Class A shares and to what extent such difference may be offset by the lower ongoing expenses on Class A shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund’s expenses over time in the “Fees And Expenses” Section of this Prospectus. You also may wish to consult with your financial advisor for advice with regard to which share class would be most appropriate for you.

Purchasing Shares

You may purchase shares of the Funds by sending a completed application form to the following address by either regular or overnight mail:

Arrow Funds c/o Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, Nebraska 68137

Minimum and Additional Investment Amounts

The minimum initial investment to open an account is $5,000 ($2,000 for retirement accounts). The minimum subsequent investment is $250.  Lower minimum initial and additional investments may also be applicable in certain other circumstances, including purchases by certain tax deferred retirement programs. There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Funds.

The Funds, however, reserve the right, in their sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with a note stating the name(s) on the account and the account number to the above address. Make all checks payable to “Arrow Funds.” The Funds will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Funds will not accept third-party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC (“GFS” or “Transfer Agent”), the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment check returned to the Transfer Agent for insufficient funds.

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Funds in verifying your identity. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When Your Order is Processed

All shares will be purchased at the NAV per share next determined after the Funds receive your application or request in good order. All requests received in good order by the Funds before 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  “Good order” means your purchase includes:

•

the name of the Fund

•

the dollar amount of shares to be purchased

•

a completed purchase application corresponding to the type of account you are opening, or a completed investment stub (make sure your investment meets the account minimum or subsequent purchase investment minimum)

•

a check payable to “Arrow Funds”

Purchase through Brokers

You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds’ Distributor. These brokers and agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set its own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire

If you wish to wire money to invest in the Funds, please call the Funds at 1-877-277-6933 to notify the Funds that a wire transfer is coming.  You may use the following instructions:

First National Bank of Omaha

ABA No. 104000016

Account No. 110205106

Credit: Arrow Funds Subscription Account

FBO: Shareholder Name, Name of Fund, Shareholder Account Number.

Automatic Investment Plan

You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Funds through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $250 on specified days of each month into your established Funds account. Please contact the Funds at 1-877-277-6933 for more information about the Funds’ Automatic Investment Plan.

Retirement Plans

You may purchase shares of the Funds for your individual retirement plans. Please call the Funds at 1-877-277-6933 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Subsequent Purchases by Internet

For complete information regarding Internet transactions, please see the section entitled “Transactions Through www.arrowfunds.com.”

REDEMPTIONS

Written Redemption Requests

You will be entitled to redeem all or any portion of the shares credited to your accounts by submitting a written request for redemption to:

Regular/Express/Overnight Mail

Arrow Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

Redeeming by Telephone

The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application, or you must instruct the Funds, in writing, to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-877-277-6933. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Funds reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, GFS, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Funds or GFS, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or GFS, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions

If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to GFS to cover costs associated with the transfer but GFS does not charge a fee when transferring redemption proceeds by electronic funds transfer. In addition, your bank may impose a charge for receiving wires.

Redemptions in Kind

The Funds reserve the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (for example, if the request is greater than $250,000 or 1% of the Funds’ assets). The securities will be chosen by the Funds and valued at the Funds’ net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Systematic Withdrawal Plan

If your individual accounts, IRA or other qualified plan account have a current account value of at least $5,000, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $250 or more. If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Funds at 1-877-277-6933.

When Redemptions are Sent

Once the Funds receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. If you purchase shares using a check and soon after request a redemption, your redemption will not be processed until the check for your purchase has cleared (usually within 10 days).

Good Order

Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

•

The request should be in writing, unless you are redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•

The request must identify your account number;

•

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•

If you request the redemption proceeds be sent to a person, bank or an address other than that of record or be paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Redemption Fee

For shares held less than 30 days, the Funds will deduct a 1% redemption fee on your redemption amount if you sell your shares or your shares are redeemed for failure to maintain the Funds’ balance minimum. See “Low Balances” for further information on account closure policy. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 30 days or more are not subject to the 1% fee.

Redemption fees are paid to the Funds directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Waivers of Redemption Fees. The Funds have elected not to impose the redemption fee for:

•

redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•

certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;

•

redemptions or exchanges in discretionary asset allocation, fee based or wrap programs (“wrap programs”) that are initiated by the sponsor/financial advisor as part of a periodic rebalancing.

•

redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;

•

involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;

•

other types of redemptions as Arrow Investment Advisors or the Trust may determine in special situations and approved by the Funds’ or the Advisor’s Chief Compliance Officer.

When You Need Medallion Signature Guarantees

If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Funds with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

•

you wish to change the bank or brokerage account that you have designated on your account;

•

you request a redemption to be made payable to a person not on record with the Funds;

•

you request that a redemption be mailed to an address other than that on record with the Funds;

•

the proceeds of a requested redemption exceed $100,000;

•

any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or

•

your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form.  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Funds should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redeeming through Broker

If shares of the Funds are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Funds. The servicing agent may charge a fee for this service.

Low Balances

If at any time your account balance falls below $5,000 ($2,000 for retirement account), the Funds may notify you that, unless the account is brought up to the appropriate account minimum, your account could be closed.  This will not apply to any account balances that drop below the minimum due to a decline in NAV. The Funds may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record. The Funds will not charge any redemption fee on involuntary redemptions.

Redemptions Through www.arrowfunds.com

You may redeem your shares through the Funds’ website, at www.arrowfunds.com.  Shares from an account in any of the Funds’ tax sheltered retirement plans cannot be redeemed through the Fund’s website.  For complete information regarding Internet transactions, please see the following section entitled “Transactions Through www.arrowfunds.com”.

Transactions Through www.arrowfunds.com

You may purchase subsequent shares and redeem Fund shares through the Funds’ website, at www.arrowfunds.com. To establish Internet transaction privileges you must enroll through the website. You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application. You will be required to enter into a User’s Agreement through the website in order to enroll in these privileges. In order to conduct Internet transactions, you must have telephone transaction privileges. To purchase subsequent shares through the website you must also have ACH instructions on your account.

Redemption proceeds may be sent to you by check, to the address of record, or if your account has existing bank information, by wire or ACH. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund’s website. The Fund imposes a limit of $250 on purchase and redemption transactions through the website. Transactions through the website are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the website for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Funds and their service providers have established certain security procedures, the Funds, their Distributor and their Transfer Agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with this medium. There also may be times when the website is unavailable for Fund transactions or other purposes. Should this happen, you should consider purchasing or redeeming shares by another method. Neither the Funds nor their Transfer Agent, Distributor, Advisor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

EXCHANGING SHARES

Exchange Privilege

Shares of a Fund may be exchanged without payment of any exchange fee for shares of another Fund of the same Class at their respective net asset values.

An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange.

With regard to redemptions and exchanges made by telephone, the Funds’ Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine.  Calls may be recorded.  For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine.  If this occurs, we will not be liable for any loss.  The Distributor and the Transfer Agent also will not be liable for any losses if they follow instruction by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

Limitations on Exchanges

The Funds believe that use of the exchange privilege by investors utilizing market-timing strategies adversely affects the Funds and their shareholders.  Therefore, the Funds generally will not honor requests for exchanges by shareholders who identify themselves or are identified as “market timers”.  Market timers are investors who repeatedly make exchanges within a short period of time.  The Funds reserve the right to suspend, limit or terminate the exchange privilege of an investor who uses the exchange privilege more than six times during any twelve month period, or in the Funds’ opinion, engages in excessive trading that would be disadvantageous to the Funds or their shareholders.  In those emergency circumstances wherein the SEC authorizes funds to do so, the Funds reserve the right to change or temporarily suspend the exchange privilege.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Funds’ shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Funds.)

The Funds intend to distribute substantially all of their net investment income at least annually and net capital gain annually. The distributions will be reinvested in shares of the Funds unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold a percentage of any dividend, redemption or exchange proceeds. The Funds reserves the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Funds are required to withhold taxes if a number is not delivered to the Funds within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Funds’ shares. You should consult your own tax advisors to determine the tax consequences of owning the Funds’ shares.

MARKET TIMING

Frequent trading into and out of the Funds can harm all fund shareholders by disrupting the Funds’ investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Funds’ Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include:

•

committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ “Market Timing Trading Policy;” and

•

assessing a redemption fee for short-term trading.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

The redemption fee, which is uniformly imposed, is intended to discourage short-term trading and is paid to the Funds to help offset any cost associated with such short-term trading. The Funds will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account, the Advisor or Transfer Agent may in its sole discretion determine that your trading activity is detrimental to the Funds as described in the Funds’ Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Funds.

The Funds reserve the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the Advisor will be liable for any losses resulting from rejected purchase or exchange orders. The Advisor may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds. While the Funds will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in its ability to monitor the trading activity or enforce the Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions, assessing the Funds’ redemption fee and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy.  Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request.  If the Funds or their transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Advisor, the service providers may take immediate action to stop any further short-term trading by such participants.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

Distribution and Shareholder Services Plan

The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Funds, a Distribution and Shareholder Services Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) for each share class. The Plan allows the Funds to use part of its assets for the sale and distribution of Shares, including advertising, marketing and other promotional activities. The Plan also allows the Funds to pay the Distributor for certain shareholder services provided to shareholders or other service providers that have entered into agreements with the Distributor to provide these services.

A-Class Shares

For these distribution services, under the Plan, the Funds pay the Distributor on a monthly basis an annual amount equal to 0.25% of the Funds’ average net assets attributable to A-Class Shares. The Distributor generally will, in turn, pay your financial intermediary out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

Advisor Class Shares

The Plan allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ average net assets attributable to Advisor Class Shares. For these distribution services, under the Plan, the Funds pay the Distributor on a monthly basis an annual amount equal to 0.75% of the Funds’ average net assets attributable to Advisor Class Shares. For these shareholder services, under the Plan, the Fund pays the Distributor on a monthly basis an annual amount equal to 0.25% of the Fund’s average net assets attributable to Advisor Class Shares.  The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary an on-going sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor retains the distribution and service fees on accounts with no authorized intermediary of record. Because these distribution and shareholder service fees are paid out of the Fund’s assets on an ongoing basis, the fees may, over time, increase the cost of investing in the Funds and cost investors more than other types of sales loads.

Other Compensation to Dealers

In addition to amounts paid as a sales commission, Arrow Investment Advisors, at its expense, may also provide additional compensation to investment dealers. These payments may be made, at the discretion of Arrow Investment Advisors, to certain dealers who have sold shares of Arrow Funds. The level of payments made to dealers in any given year will vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Funds and promote the retention of their customer’s assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of Arrow Funds shares or the amount that the Funds will receive as proceeds from such sales. Arrow Investment Advisors determines the cash payments described above in its discretion in response to requests from dealer firms, based on factors it deems relevant. (A number of factors will be considered in determining payments, including the dealer’s sales, assets, share class utilized and the quality of the dealer’s relationship with Arrow Investment Advisors.) Arrow Investment Advisors will, on an annual basis, determine the advisability of continuing these payments. Arrow Investment Advisors may also pay expenses associated with meetings that facilitate educating financial advisors and shareholders about the Arrow Funds that are conducted by dealers.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Arrow DWA Balanced Fund’s financial performance for the period of the Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information for the Fund has been derived from the financial statements audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s July 31, 2007 annual report, which is available upon request.

Arrow DWA Balanced Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Advisor Class	Class A
	Period Ended July 31, 2007 (1)	Period Ended July 31, 2007 (1)
Net Asset Value, Beginning of Period	$10.00	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.04)	0.04
Net realized and unrealized gain in investments	1.39	1.38
Total from investment operations	1.35	1.42

Pain-in-capital from redemption fees	0.00(6)	0.00(6)

Less distributions from:
Net investment income	(0.05)	(0.06)
Net realized gains	-	-
Total Distributions	(0.05)	(0.06)

Net Asset Value, End of Period	$11.30	$11.36

Total return (3)(5)	13.48%	14.28%

Net assets at end of period (000s)	$19,197	$71,891

Ratio of net expenses to average net assets(7):	2.58% (4)	1.83% (4)

Ratio of net investment income (loss) to average net assets(7):	(0.44)% (4)	0.37%(4)

Portfolio Turnover Rate	118%(5)	118%(5)

(1)	The Advisor Class and Class A shares of the Arrow DWA Balanced Fund commenced operations on August 7, 2006.
(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Annualized
(5)	Not annualized.
(6)	Amount represents less than $0.01 per share.
(7)	The ratios of expense and net investment income to average net assets do not reflect the Fund’s proportionate share of the income and expense of the underlying investee funds.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us. The Funds are committed to maintaining the confidentiality, integrity and security of your personal information. When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Funds collect the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, the Funds restrict access to your non-public personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your non-public personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties

ARROW FUNDS

Advisor	Arrow Investment Advisors, LLC 2943 Olney-Sandy Spring Road, Suite A Olney, MD 20832
Distributor	Aquarius Fund Distributors, LLC 4020 South 147th Street Omaha, Nebraska 68137
Sub-Advisor (to the Arrow DWA Fund Series	Dorsey, Wright & Associatess, Inc. 8014 Midlotian Turnpike Richmond, VA 23235
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	The Bank of New York One Wall Street, 25th Floor New York, NY 10286

Additional information about the Funds, including the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings, is included in the Funds’ Statement of Additional Information dated October 31, 2007 (the “SAI”). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Fund’s policies and management. Additional information about the Funds’ investments will also be available in the Funds’ Annual and Semi-Annual Reports to Shareholders.

To obtain a free copy of the SAI, the annual report, the semi-annual report, to request other information about the Funds, or to make shareholder inquires about the Funds, please call 1-877-277-6933 or visit the Fund’s website, at www.arrowfunds.com. You may also write to:

Arrow Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

You may review and obtain copies of the Funds’ information at the SEC’s Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s website at, www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C.  20549-0102.

Investment Company Act File # 811-21720

Arrow Funds • 4020 South 147th St. •Suite 2 • Omaha, NE 68137

1-877-277-6933

The Statement of Additional Information for The Arrow Funds, previously filed on February 12, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 37 (accession number 0000910472-08-000052), is hereby incorporated by reference.

Northern Lights Fund Trust

PART C

OTHER INFORMATION

ITEM 23.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated January 19, 2005. Previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
(a)(2)

Certificate of Trust as filed with the State of Delaware on January 19, 2005. Previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

(b)	By-Laws, effective as of January 19, 2005. Previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
(c)

Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.

(d)(1)

Management Agreement between the Registrant, with respect to the Jacobs & Company Mutual Fund and Jacobs & Company, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(d)(2)

Investment Advisory Agreement between the Registrant, with respect to the Critical Math Fund, and Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.

(d)(3)

Investment Advisory Agreement between the Registrant, with respect to The Biondo Growth Fund, and Biondo Investment Advisors, LLC, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(d)(4)(a)

Investment Management Agreement between the Registrant, with respect to The Ladenburg Thalmann Gaming and Casino Fund, and Ladenburg Thalmann Asset Management, Inc., previously filed on May 21, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 22, and hereby incorporated by reference.

(d)(4)(b)

Investment Sub-Advisory Agreement between Ladenburg Thalmann Asset Management, Inc. and Ahrens Advisors, LP, with respect to The Ladenburg Thalmann Gaming and Casino Fund, previously filed on May 21, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 22, and hereby incorporated by reference.

(d)(5)

Investment Advisory Agreement between the Registrant, with respect to the Biltmore Index Enhancing Fund, the Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund, and Capital Group, Inc. (D.B.A. Biltmore Investment Group), previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(d)(6)

Investment Advisory Agreement between the Registrant, with respect to the Arrow DWA Balanced Fund, and Arrow Investment Advisors, LLC, previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15 and hereby incorporated by reference.

(d)(7)

Sub-Advisory Agreement between Arrow Investment Advisors, LLC and Dorsey, Wright & Associates, Inc., is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

(d)(8)

Investment Advisory Agreement between the Registrant, with respect to the Autopilot Managed Growth Fund, and Rhoads Lucca Capital Partners, LP, previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(d)(9)

Investment Advisory Agreement between the Registrant, with respect to the Changing Parameters Fund, and Changing Parameters, LLC, previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(d)(10)

Investment Advisory Agreement between the Registrant, with respect to The Palantir Fund, and Palantir Capital Management, Ltd., previously filed on May 3, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 20, and hereby incorporated by reference.

(d)(11)

Investment Advisory Agreement between the Registrant, with respect to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund, and The Pacific Financial Group, Inc., previously filed on May 11, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.

(d)(12)

Investment Advisory Agreement between the Registrant, with respect to Roanoke Small-Cap Growth Fund, and Roanoke Asset Management Corp., previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.

(d)(13)

Investment Advisory Agreement between the Registrant, with respect to Gratio Values Fund, and Sherwood Advisors, LLC (D.B.A. Gratio Capital), previously filed on June 8, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 25, and hereby incorporated by reference.

(d)(14)

Investment Advisory Agreement between the Registrant, with respect to Arrow Alternative Solutions Fund, and Arrow Investment Advisors, LLC, previously filed on July 31, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(d)(15)

Investment Advisory Agreement between the Registrant, with respect to AlphaStream Special Equity Fund, and AlphaStream Portfolios, Inc, previously filed on July 31, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(d)(16)

Investment Advisory Agreement between the Registrant, with respect to Sierra Core Retirement Fund and Wright Fund Management, LLC, previously filed on December 17, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 35, and hereby incorporated by reference.

(d)(17)

Investment Advisory Agreement between the Registrant, with respect to Anchor Multi-Strategy Growth Fund and Anchor Capital Management Group, LLC, previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.

(d)(18)	Investment Advisory Agreement between the Registrant, with respect to Free Enterprise Action Fund and Action Fund Management, LLC to be filed by amendment.
(d)(19)	Investment Advisory Agreement between the Registrant, with respect to PathMaster Domestic Equity Fund and Wayne Hummer Asset Management Company to be filed by amendment.
(d)(20)	Investment Advisory Agreement between the Registrant, with respect to Arrow DWA Tactical Fund and Arrow Investment Advisors, LLC to be filed by amendment.
(e)(1)

Underwriting Agreement between the Registrant and Aquarius Fund Distributors LLC, previously filed on October 2, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(e)(2)

Underwriting Agreement between the Registrant and Ladenburg Thalmann & Co., Inc., with respect to The Ladenburg Thalmann Gaming and Casino Fund, previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.

(f)	Bonus or Profit Sharing Contracts - NONE
(g)(1)

Custody Agreement between the Registrant and The Bank of New York, previously filed on October 2, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(g)(2)

Custody Agreement between the Registrant and the First National Bank of Omaha, is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

(h)(1)

Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC, previously filed on October 2, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(h)(2)

Administration Service Agreement between the Registrant and Gemini Fund Services, LLC, previously filed on October 2, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(h)(3)

Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC, previously filed on October 2, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(h)(4)

Expense Limitation Agreement between the Registrant, with respect to the Jacobs & Company Mutual Fund, and Jacobs & Company was previously filed in Pre-Effective Amendment No. 1 to the Registration Statement dated on April 15, 2005 is incorporated herein by reference.

(h)(5)

Expense Limitation Agreement between the Registrant, with respect to the Critical Math Fund, and Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.

(h)(6)

Expense Limitation Agreement between the Registrant, with respect to The Biondo Growth Fund, and Biondo Investment Advisors, LLC, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(h)(7)

Expense Limitation Agreement between the Registrant, with respect to The Ladenburg Thalmann Gaming and Casino Fund, and Ladenburg Thalmann Asset Management, Inc previously filed on May 21, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 22, and hereby incorporated by reference.

(h)(8)

Expense Limitation Agreement between the Registrant, with respect to the Biltmore Index Enhancing Fund, the Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund, and Capital Group, Inc. (D.B.A. Biltmore Investment Group), previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(h)(9)

Expense Limitation Agreement between the Registrant, with respect to the Arrow DWA Balanced Fund, and Arrow Investment Advisors, LLC, is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

(h)(10)

Expense Limitation Agreement between the Registrant, with respect to the Autopilot Managed Growth Fund, and Rhoads Lucca Capital Partners, LP previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(h)(11)

Expense Limitation Agreement between the Registrant, with respect to The Palantir Fund, and Palantir Capital Management, Ltd., previously filed on May 3, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 20, and hereby incorporated by reference.

(h)(12)

Expense Limitation Agreement between the Registrant, with respect to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund, and The Pacific Financial Group, Inc. previously filed on May 11, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.

(h)(13)

Expense Limitation Agreements between the Registrant, with respect to Roanoke Small-Cap Growth Fund, and Roanoke Asset Management Corp., previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.

(h)(14)

Expense Limitation Agreement between the Registrant, with respect to The Gratio Values Fund, and Sherwood Advisors, LLC (D.B.A. Gratio Capital), previously filed on October 2, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(h)(15)

Expense Limitation Agreement between the Registrant, with respect to the Arrow Alternative Solutions Fund, and Arrow Investment Advisors, LLC, previously filed on July 31, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(h)(16)

Expense Limitation Agreement between the Registrant, with respect to the AlphaStream Special Equity Fund, and AlphaStream Portfolios, Inc. previously filed on July 31, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(h)(17)

Expense Limitation Agreement between the Registrant, with respect to Sierra Core Retirement Fund and Wright Fund Management, LLC, previously filed on December 17, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 35, and hereby incorporated by reference.

(h)(18)

Expense Limitation Agreement between the Registrant, with respect to Anchor Multi-Strategy Growth Fund and Anchor Capital Management Group, LLC, previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.

(h)(19)

Custody Administration Agreement between Registrant and the Administrator, with respect to certain Funds of the Trust that use First National Bank of Omaha as Custodian, is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

(h)(20)	Expense Limitation Agreement between the Registrant, with respect to Free Enterprise Action Fund and Action Fund Management, LLC to be filed by amendment.
(h)(21)	Expense Limitation Agreement between the Registrant, with respect to PathMaster Domestic Equity Fund and Wayne Hummer Asset Management Company to be filed by amendment.
(h)(22)	Expense Limitation Agreement between the Registrant, with respect to Arrow DWA Tactical Fund and Arrow Investment Advisors, LLC to be filed by amendment.
(i)(1)	Opinion of Counsel, previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.
(i)(2)	Consent of Counsel, previously filed on February 12, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 37, and hereby incorporated by reference.
(j)(1)	Consent of Independent Auditors, previously filed on February 12, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 37, and hereby incorporated by reference.
(j)(2)

Powers of Attorney of the Trust and certain Trustees (Anthony J. Hertl, Michael Miola, L. Merill Bryan) were filed in Post Effective Amendment No. 12 on May 9, 2006 and are hereby incorporated by reference.

(j)(3)	Power of Attorney of Gary W. Lanzen, previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, is hereby incorporated by reference.
(j)(4)	Power of Attorney of Mark Taylor, previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.
(j)(5)

Powers of Attorney of Andrew Rogers and Kevin Wolf, previously filed on February 12, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 37, and hereby incorporated by reference.

(k)	Omitted Financial Statements - Not Applicable.
(l)	Initial Capital Agreements - Not Applicable.
(m)(1)	Rule 12b-1 Plan of the Jacobs & Company Mutual Fund was previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
(m)(2)	Rule 12b-1 Plan of the Critical Math Fund, previously filed on January 27, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.
(m)(3)	Rule 12b-1 Plan of The Biondo Growth Fund, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.
(m)(4)

Rule 12b-1 Plan of the Biltmore Index Enhancing Fund, Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund, previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(m)(5)	Rule 12b-1 Plan of the Arrow DWA Balanced Fund previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.
(m)(6)

Rule 12b-1 Plan of the Autopilot Managed Growth Fund previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(m)(7)

Rule 12b-1 Plan of the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund previously filed on May 11, 2007 in Post-Effective Amendment No. 21, and hereby incorporated by reference.

(m)(8)

Rule 12b-1 Plan of Roanoke Small-Cap Growth Fund filed previously filed on July 31, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(m)(9)	Rule 12b-1 Plan of Gratio Values Fund to be filed by amendment.
(m)(10)

Rule 12b-1 Plan of Investor Shares of the AlphaStream Special Equity Fund previously filed on July 31, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(m)(11)

Rule 12b-1 Plan of Investor Shares of The Ladenburg Thalmann Gaming and Casino Fund previously filed on May 21, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 22, and hereby incorporated by reference.

(m)(12)

Rule 12b-1 Plan of Class A Shares of The Ladenburg Thalmann Gaming and Casino Fund, previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.

(m)(13)

Rule 12b-1 Plan of Investor Class Shares of The Biondo Growth Fund, previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.

(m)(14)

Rule 12b-1 Plan of Arrow Alternative Solutions Fund, previously filed on October 2, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(m)(15)

Rule 12b-1 Plan of Sierra Core Retirement Fund, previously filed on December 17, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 35, and hereby incorporated by reference.

(m)(16)

Rule 12b-1 Plan of Anchor Multi-Strategy Growth Fund, previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.

(m)(17)	Rule 12b-1 Plan of PathMaster Domestic Equity Fund to be filed by amendment.
(m)(18)	Rule 12b-1 Plan of Arrow DWA Tactical Fund to be filed by amendment.
(n)

Rule 18f-3 Plan, previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.  Updated Rule 18f-3 Plan to include Arrow DWA Tactical Fund to be filed by amendment.

(p)(1)	Code of Ethics of Jacobs & Company was previously filed in Pre-Effective Amendment No. 1 to the Registration Statement dated on April 15, 2005 is incorporated herein by reference.
(p)(2)

Code of Ethics of Aquarius Fund Distributors, LLC, previously filed on October 30, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 32, and hereby incorporated by reference.

(p)(3)	Code of Ethics of Critical Math Advisors LLC, previously filed on January 27, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.
(p)(4)

Code of Ethics of Biondo Investment Advisors, LLC, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(p)(5)	Code of Ethics of Ahrens Advisors LP, previously filed on March 16, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 10, and hereby incorporated by reference.
(p)(6)

Code of Ethics of Capital Group, Inc. (D.B.A. Biltmore Investment Group) previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(p)(7)	Code of Ethics of Arrow Investment Advisors, LLC previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.
(p)(8)

Code of Ethics of Dorsey, Wright & Associates, Inc previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.

(p)(9)

Code of Ethics of Rhoads Lucca Capital Partners, LP previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(p)(10)	Code of Ethics of Changing Parameters, LLC previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.
(p)(11)

Code of Ethics of Palantir Capital Management, Ltd. previously filed on May 11, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.

(p)(12)

Code of Ethics of The Pacific Financial Group, Inc. previously filed on May 11, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.

(p)(13)	Code of Ethics of Roanoke Asset Management Corp. previously filed on May 11, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.
(p)(14)

Code of Ethics of Sherwood Advisors, LLC (D.B.A. Gratio Capital) previously filed on May 11, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.

(p)(15)	Code of Ethics of AlphaStream Portfolios, Inc., previously filed on October 2, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.
(p)(16)

Code of Ethics of Ladenburg Thalmann Asset Management, Inc. and Ladenburg Thalmann & Co. Inc., previously filed on October 2, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(p)(17)

Code of Ethics of Wright Fund Management, LLC, previously filed on December 17, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 35, and hereby incorporated by reference.

(p)(18)

Code of Ethics of Anchor Capital Management Group, Inc., previously filed on February 12, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 37, and hereby incorporated by reference.

(p)(19)	Code of Ethics of Action Fund Management, LLC to be filed by amendment.
(p)(20)	Code of Ethics of Wayne Hummer Asset Management Company to be filed by amendment.

ITEM 24.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 25.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Aquarius Fund Distributors (AFD), its several officers and directors, and any person who controls AFD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which AFD, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide AFD with advertising or sales materials to be filed with the NASD on a timely basis.

The Custody Agreement with the Bank of New York provides that the Registrant agrees to indemnify the Custodian and hold Custodian harmless from and against any and all losses sustained or incurred by or asserted against Custodian by reason of or as a result of any action or inaction, or arising out of Custodian’s performance hereunder, including reasonable fees and expenses of counsel incurred by Custodian in a successful defense of claims by the Registrant; provided however, that the Fund shall not indemnify Custodian for those losses arising out of Custodian’s own negligence or willful misconduct.

The Fund Accounting, Transfer Agency and Administration Service Agreements with Gemini Fund Services (GFS) provides that the Registrant agrees to indemnify and hold GFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

The Consulting Agreement with Fund Compliance Services, LLC (FCS) provides that the Registrant agree to indemnify and hold FCS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Trust’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Trust’s lack of good faith, gross negligence or willful misconduct with respect to the Trust’s performance under or in connection with the Agreement.  FCS shall not be liable for, and shall be entitled to rely upon, and may act upon information, records and reports generated by the Trust, advice of the Trust, or of counsel for the Trust and upon statements of the Trust’s independent accountants, and shall be without liability for any action reasonably taken or omitted pursuant to such records and reports

ITEM 26.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 26 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”).  Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Jacobs & Company, the Adviser to the Jacobs & Company Mutual Fund -- File No. 801 - 55883

Critical Math Advisors LLC, the Adviser to the Critical Math Fund -- File No. 801 - 65306

Biondo Investment Advisors, LLC, the Adviser to The Biondo Growth Fund -- File No. 801 - 62775

Ladenburg Thalmann Asset Management, Inc., the Adviser to The Ladenburg Thalmann Gaming and Casino Fund -- File No. 801 - 54909

Ahrens Advisors L.P., the Sub-Adviser to The Ladenburg Thalmann Gaming and Casino Fund -- File No. 801 - 66302

Capital Group Inc. (D.B.A. Biltmore Investment Group), the Adviser to Biltmore Index Enhancing Fund, Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund -- File No. 801 - 67721

Arrow Investment Advisors, LLC, the Adviser to the Arrow DWA Balanced Fund, Arrow DWA Tactical Fund and Arrow Alternative Solutions Fund -- File No. 801 - 66595

Dorsey, Wright & Associates, Inc., the Sub-Adviser to the Arrow DWA Balanced Fund and Arrow DWA Tactical Fund -- File No. 801 - 29045

Rhoads Lucca Capital Partners, LP, the Adviser to Autopilot Managed Growth Fund -- File No. 801 - 64590

Changing Parameters, LLC, the Adviser to Changing Parameters Fund -- File No. 801-63495

Palantir Capital Management, Ltd., the Adviser to Palantir Fund -- File No. 801 - 63362

The Pacific Financial Group, Inc., the Adviser to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund -- File No. 801 - 18151

Roanoke Asset Management Corp., the Adviser to Roanoke Small-Cap Growth Fund -- File No. 801- 13857

Sherwood Advisors, LLC (D.B.A. Gratio Capital), the Adviser to Gratio Values Fund -- File No. 801 - 68764

AlphaStream Portfolios, Inc., the Adviser of AlphaStream Special Equity Fund -- File No. 801- 35169

Wright Fund Management, LLC, the Adviser of Sierra Core Retirement Fund – File No. 801- 68554

Anchor Capital Management Group, LLC, the Adviser of Anchor Multi-Strategy Growth Fund – File No. to be supplied by subsequent amendment.

Action Fund Management, LLC, the Adviser of Free Enterprise Action Fund – File No. 801 - 63163

Wayne Hummer Asset Management Company, the Adviser of PathMaster Domestic Equity Fund – File No. 801 - 16937

ITEM 27.

PRINCIPAL UNDERWRITER.

(a)

Aquarius Fund Distributors, LLC (“AFD”), the principal underwriter to Jacobs & Company Mutual Fund, The Biondo Growth Fund,  Biltmore Index Enhancing Fund, Biltmore Momentum/Dynamic ETF Fund, Biltmore Contrarian/Momentum Fund, Critical Math Fund, Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Autopilot Managed Growth Fund, Changing Parameters Fund, Gratio Values Fund, Palantir Fund, Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Roanoke Small-Cap Growth Fund, AlphaStream Special Equity Fund and Sierra Core Retirement Fund, also acts as principal underwriter for the following:

AdvisorOne Funds, Bryce Capital Funds, Miller Investment Trust, New River Funds, the North Country Funds, Northern Lights Variable Trust, Ralph Parks Portfolios Trust, Roge Partners Funds and The Saratoga Advantage Trust.

Ladenburg Thalmann & Co. Inc. (“LTC”) serves as the underwriter to Ladenburg Thalmann Gaming & Casino Fund, also acts as underwriter for Boyar Value Fund, Inc.

(b)

AFD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.  The principal business address of AFD is 4020 South 147th Street, Omaha, Nebraska 68137.  AFD is an affiliate of Gemini Fund Services, LLC.  To the best of Registrant’s knowledge, the following are the members and officers of AFD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
W. Patrick Clarke	Manager	None
Brian Nielsen	Manager, President, Secretary	None
Brian Vinchur	Treasurer	None

For information relating to each director and officer of LTC, reference is made to Form BD (SEC File No. 8-17230) filed by Ladenburg Thalmann & Co. Inc. under the Securities Exchange Act of 1934

(c)

Not Applicable.

ITEM 28.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchanged Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Bank of New York (“BONY”), located at One Wall Street, New York, New York 10286, provides custodian services to the Jacobs & Company Mutual Fund, The Biondo Growth Fund, The Ladenburg Thalmann Gaming and Casino Fund, Biltmore Index Enhancing Fund, Biltmore Momentum/Dynamic ETF Fund, Biltmore Contrarian/Momentum Fund, Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Changing Parameters Fund, Gratio Values Fund, Palantir Fund, Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund and Roanoke Small-Cap Growth Fund pursuant to a Custody Agreement between BONY and the Trust.

First National Bank of Omaha (“FNBO”), located at 1620 Dodge Street, Omaha, NE 68197, provides custodian services to the Critical Math Fund,  the Autopilot Managed Growth Fund, the AlphaStream Special Equity Fund and Sierra Core Retirement Fund pursuant to a Custody Agreement between FNBO and the Trust.

Gemini Fund Services, LLC (“GFS”), located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

GFS also maintains all records required pursuant to Administrative Service Agreements with the Trust.

Aquarius Fund Distributors, LLC, located at 4020 South 147th Street, Omaha, Nebraska 68137, serves as principal underwriter for the Jacobs & Company Mutual Fund, The Biondo Growth Fund,  Biltmore Index Enhancing Fund, Biltmore Momentum/Dynamic ETF Fund, Biltmore Contrarian/Momentum Fund, Critical Math Fund, Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Autopilot Managed Growth Fund, Changing Parameters Fund, Gratio Values Fund, Palantir Fund, Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Roanoke Small-Cap Growth Fund, AlphaStream Special Equity Fund and Sierra Core Retirement Fund, and maintains all records required to be maintained pursuant to the Fund’s Distribution Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

Jacobs & Company, located at 300 Summers Street, Suite 970, Charleston, West Virginia, 25301, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Jacobs & Company Mutual Fund.

Critical Math Advisors LLC, located at 29 Emmons Drive, Suite A-20, Princeton, NJ  08540, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Critical Math Fund.

Biondo Investment Advisors, LLC, located at 544 Routes 6 & 209, PO Box 909, Milford, Pennsylvania 18337, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Biondo Growth Fund.

Ahrens Advisors L.P., located at 1920 Abrams Parkway #373, Dallas, Texas 75214, pursuant to the Sub- Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Ladenburg Thalmann Gaming and Casino Fund.

Capital Group Inc. (D.B.A. Biltmore Investment Group), located at Hayden Ferry Lakeside, 60 E. Rio Salado Parkway, Suite 711, Tempe, AZ 85281-9127, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Biltmore Index Enhancing Fund, Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund.

Arrow Investment Advisors, LLC, located at 2943 Olney-Sandy Spring Road, Suite A, Olney, Maryland 20832, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Arrow DWA Balanced Fund, Arrow DWA Tactical Fund and Arrow Alternative Solutions Fund.

Dorsey, Wright & Associates, Inc., located at with offices at 8014 Midlothian Turnpike, Richmond, Virginia 23235 and 595 East Colorado Blvd., Suite 307, Pasadena, CA  91101, pursuant to the Investment Advisory Agreement with Arrow Investment Advisors, LLC, maintains all records required pursuant to such agreement with respect to the Arrow DWA Balanced Fund and Arrow DWA Tactical Fund.

Rhoads Lucca Capital Partners, LP, located at 14911 Quorum Drive, Suite 380, Dallas Texas 75254, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Autopilot Managed Growth Fund.

Changing Parameters, LLC, located at 250 Oak Grove Avenue, Suite A, Menlo Park, California 94025, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Changing Parameters Fund.

Palantir Capital Management, Ltd., located at 3355 West Alabama, Suite 1025, Houston, Texas 77098, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Palantir Fund.

The Pacific Financial Group, Inc., located at 10900 NE 8th Street, Suite 1523, Bellevue, WA 98004, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund.

Roanoke Asset Management Corp., located at 529 Fifth Avenue, 14th Floor, New York, NY, 10017, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Roanoke Small-Cap Growth Fund.

Sherwood Advisors, LLC (D.B.A. Gratio Capital), located at 1 Liberty Plaza, 27th floor, New York, NY 10006 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Gratio Values Fund.

AlphaStream Portfolios, Inc., located at 2625 Cumberland Parkway, Suite 220, Atlanta, GA  30339 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to AlphaStream Special Equity Fund.

Ladenburg Thalmann Asset Management, Inc., located at 153 East 53rd Street, 49th floor, New York, New York 10022, pursuant to the Investment Management Agreement with the Trust, and pursuant to an Underwriting Agreement with the Trust, maintains all records required pursuant to such agreements with respect to The Ladenburg Thalmann Gaming and Casino Fund.

Wright Fund Management, LLC, located at 3420 Ocean Park Boulevard, Santa Monica, CA  90405, pursuant to the Investment Management Agreement with the Trust, and pursuant to an Underwriting Agreement with the Trust, maintains all records required pursuant to such agreements with respect to Sierra Core Retirement Fund.

Anchor Capital Management Group, LLC, located at 16140 Sand Canyon Avenue, Suite 101, Irvine,  CA   92618, pursuant to the Investment Management Agreement with the Trust, and pursuant to an Underwriting Agreement with the Trust, maintains all records required pursuant to such agreements with respect to Anchor Multi-Strategy Growth Fund.

Action Fund Management, LLC, located at 12309 Briarbush Lane, Potomac, Maryland 20854, pursuant to the Investment Management Agreement with the Trust, and pursuant to an Underwriting Agreement with the Trust, maintains all records required pursuant to such agreements with respect to Free Enterprise Action Fund.

Wayne Hummer Asset Management Company, located at 300 South Wacker Drive, Chicago, Illinois 60606, pursuant to the Investment Management Agreement with the Trust, and pursuant to an Underwriting Agreement with the Trust, maintains all records required pursuant to such agreements with respect to PathMaster Domestic Equity Fund.

ITEM 29.

MANAGEMENT SERVICES.

Not applicable.

ITEM 30.

UNDERTAKINGS.

See Item 25, above, third paragraph.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 3 9 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 28th day of February 2008

NORTHERN LIGHTS FUND TRUST

(Registrant)

/s/ Andrew Rogers

By: Andrew Rogers,

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Michael Miola*	Trustee & Chairman	February 28 , 2008
L. Merill Bryan*	Trustee	February 28 , 2008
Gary Lanzen*	Trustee	February 28 , 2008
Anthony Hertl*	Trustee	February 2 8, 2008
Mark Taylor*	Trustee	February 2 8, 2008
/s/ Andrew Rogers Andrew Rogers	President and Principal Executive Officer	February 2 8, 2008
Kevin Wolf* Kevin Wolf	Treasurer and Principal Accounting Officer	February 2 8, 2008

By:                                     Date:

/s/ Emile R. Molineaux        February 28, 2008

Emile R. Molineaux

*Attorney-in-Fact – Pursuant to Powers of Attorney filed in Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on February 12, 2008., in Post-Effective Amendment No. 36 to the Registration Statement on February 1, 2008, in Post-Effective Amendment No. 13 to the Registration Statement on May 31, 2006, and in Post-Effective Amendment No. 12 to the Registration Statement on May 9, 2006.